Putnam
Balanced
Retirement
Fund

ANNUAL REPORT
October 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "Putnam Balanced Retirement Fund could nicely serve investors who want something more tame than the average domestic-hybrid fund."

                       --  Morningstar Mutual Funds, August 1, 1997

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

41 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Whatever else you might think about the stock market's late-October retreat, it provided the opportunity for Putnam Balanced Retirement Fund to demonstrate its ability to weather volatility as our most conservative equity-oriented fund. A timely shift of some stocks into fixed-income securities and an emphasis on what proved to be the most vibrant sectors of the bond market contributed to the fund's positive total return for the period. At the same time, shareholders who took their distributions in cash enjoyed a steady stream of current income.

These results reflect the broad base of experience and expertise represented on your fund's management team. I am pleased to report the recent addition of Robert M. Paine to that team. Bob has been a member of the high-yield bond group since 1989. He has eight years of investment experience. In the following report, your fund's managers discuss final 1997 results in detail and provide their views of what lies ahead for the fiscal year just begun.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
December 17, 1997



Report from the Fund Managers
Edward P. Bousa, lead manager
Charles G. Pohl
Kenneth J. Taubes
Robert M. Paine

The close of your fund's fiscal year came just days after a historic selloff in the U.S. stock market -- an event that served as a solid reminder of the importance of your fund's strategy. The 554-point drop in the Dow Jones Industrial Average on October 27, 1997, was considered by many analysts to be a much-needed correction for a market that was overvalued. At the same time, it left the index 13% below its August high and demonstrated for many investors the volatility inherent in equity investing.

Despite this rather dramatic ending to its fiscal year, Putnam Balanced Retirement Fund delivered solid returns and maintained its balanced strategy, which seeks downside protection from market volatility through a combination of bond and stock investments. For the 12 months ended October 31, 1997, your fund's class A shares provided a total return of 18.87% at net asset value and 12.04% at public offering price. For complete performance information, please refer to the summary that begins on page 9.

Just prior to the October correction, we had shifted a portion of the fund's equity assets into fixed-income investments. This move proved beneficial, as did our emphasis on mortgage-backed securities and investment-grade corporate bonds. On the equity side, solid stock selection throughout the year boosted returns, while buying opportunities created by the late-October correction have left us optimistic about the coming fiscal year.

* SOLID VALUE INVESTING AND NEW BUYING OPPORTUNITIES HIGHLIGHT FISCAL YEAR

Again in fiscal 1997, your fund benefited from its strategy of seeking companies in flux -- those experiencing short-term setbacks that have caused their stock prices to become undervalued. The stocks of these companies are considered bargains because they represent fundamentally strong companies that are making positive changes to improve their earnings potential. We call it the search for "cheapness and change" -- and several stocks in your fund's portfolio have demonstrated how well this strategy can work.

Bristol-Myers Squibb, for example, is a classic turnaround story. Originally a consumer products company best known for its Clairol line of hair-care products, the company has developed into a pharmaceutical powerhouse. Since its merger with Squibb Corporation in 1989, it has become a world leader in most of its core businesses. This company's strongest growth potential is based in its innovative pharmaceutical products, such as the cholesterol-lowering drug Pravachol, which has proved especially successful for patients with coronary disease. In addition, recent studies indicate that Pravachol may be effective as a preventive medication for people who do not yet have heart disease. Another innovative Bristol-Myers Squibb product is Taxol, a drug being developed for the treatment of breast cancer and AIDS-related Karposi's sarcoma.

Ford Motor Company has shown great improvement over the past year as a result of its strong sales of new products like the Expedition and Navigator sport utility vehicles. In addition, Ford has made strategic cost-cutting moves and has refocused on its core automotive business by spinning off Associates First Capital Corporation, a consumer and commercial finance organization that was purchased by Ford in 1989.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and Finance                     17.9%

Utilities                                 10.1%

Oil and Gas                                6.3%

Transportation                             3.8%

Chemicals                                  3.4%

Footnote reads:
*Based on net assets as of 10/31/97. Holdings will vary over time.

AT&T, another key portfolio holding, is on the rebound after being under tremendous pressure through most of 1997. Much of AT&T's problems stemmed from the shuffling of its management and a recent three-month wait for the company to hire a new CEO. Since the announcement that a new CEO had been chosen -- a hands-on manager with a strong record for turning companies around -- the stock has risen significantly. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* SOME DISAPPOINTMENTS; NEW ADDITIONS TO PORTFOLIO

Despite a generally solid year, there were some stocks that did not meet our expectations, such as Weyerhaeuser, a forest products company whose lumber and log sales to Japan have been weak because of the distressed Asian economies. Eastman Kodak has also been under tremendous pressure from Fuji, a major film competitor. While Kodak stock has generally been disappointing, we remain cautiously optimistic about the company, which recently announced a significant cost-cutting initiative. Other poor performers were Rockwell International, a semiconductor company experiencing pricing pressures, and Sears, which has had problems with its credit-card business.

In the latter part of the fiscal year, we made some additions to the portfolio, including Browning-Ferris Industries, Inc., a waste management company. We felt the stock of this company, which has streamlined itself and is selling some under-perfoming business units, was attractively valued. Boeing Company is another new holding whose stock appears to be undervalued. The jet aircraft manufacturer has suffered from production delays and high expenses for late deliveries. However, Boeing is a leader in military aircraft and space systems production with a large share of the commercial jet market, and we felt its inexpensive stock represented a buying opportunity.

[GRAPHIC OMITTED: TOP FIVE EQUITY HOLDINGS]

TOP FIVE EQUITY HOLDINGS

SBC Communications, Inc.
Utilities

Exxon Corp.
Oil and gas

Mobil Corp.
Oil and gas

Banc One Corp.
Insurance and finance

E.I. du Pont de Nemours & Co., Ltd.
Chemicals

[GRAPHIC OMITTED: TOP FIVE FIXED-INCOME HOLDINGS]

TOP FIVE FIXED-INCOME HOLDINGS

Government National Mortgage Association 7-1/2s, various due dates

Government National Mortgage Association 8-1/2s, various due dates

Germany (Federal Repoublic of) bonds 6-1/2s,
2027

Government National Mortgage Association 7s,
TBA 11/15/27

Federal National Mortgage Association 7s, various due dates

Footnote reads:
These holdings represent 13.4% of the fund's net assets as of 10/31/97. Portfolio holdings will vary over time.

* MORTGAGES AND CORPORATE BONDS DRIVE FIXED-INCOME PERFORMANCE

Throughout the fiscal year, mortgage-backed securities were a major contributor to fixed-income performance. These securities provided higher yields than those of other sectors of the U.S. investment-grade market and were subject to stable prepayment risk because of the relatively steady interest-rate environment. Prepayment risk, which reduces the appreciation potential of these securities, is greater during periods of rapidly declining rates, when homeowners pay off mortgages ahead of schedule to refinance. Toward the end of the period, as declining rates became more of a concern, we reduced the fund's weighting in mortgage-backed securities.

The fund's high-yield corporate bond holdings were also important contributors to performance. Typically the performance of these bonds reflects that of stocks, and this year both markets benefited from low inflation, strong corporate earnings, and moderate economic growth. Like stocks, corporate bonds proved disappointing toward the end of the period as investors reacted to turmoil in markets at home and abroad. For the bulk of the year, however, corporate bonds in the broadcasting, cable, and telecommunications sectors provided stellar returns.

The October U.S. market drop was in large part a reaction to a dramatic plunge in Hong Kong's stock market, a scenario that brought down markets around the world. While performance of your fund's international bond holdings was hurt by this turn of events, there were some positives, including investments in the United Kingdom, Canada, and Australia.

* WELL-BALANCED CONSERVATIVE PORTFOLIO FOR FISCAL '98

While fiscal 1997 ended amid some market turmoil, we remain optimistic about the coming year. The fund's equity and fixed-income sectors are well balanced, and we're carefully watching economic developments to take advantage of the best opportunities. Meanwhile, we've visited a significant number of the companies represented in your fund's portfolio and we're encouraged about their valuations and earnings potential over the next several years.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Balanced Retirement Fund is designed for investors seeking high current return and relative stability of principal from a diversified portfolio of equity and debt securities.

TOTAL RETURN FOR PERIODS ENDED 10/31/97
                                Class A        Class B          Class M
(inception date)               (4/19/85)       (2/1/94)        (3/17/95)
                              NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
1 year                      18.87%  12.04%  18.11%  13.11%  18.41%  14.22%
------------------------------------------------------------------------------
5 years                     91.27   80.25   84.43   82.43   86.86   80.37
Annual average              13.85   12.51   13.02   12.78   13.32   12.52
------------------------------------------------------------------------------
10 years                   249.89  229.84  222.79  222.79  231.21  219.72
Annual average              13.34   12.68   12.43   12.43   12.72   12.33
------------------------------------------------------------------------------
Life of fund               283.78  261.83  245.03  245.03  256.46  244.07
Annual average              11.33   10.81   10.39   10.39   10.68   10.36
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 10/31/97
                                  Standard        Lehman Bros.
                                  & Poor's        Govt./Corp.       Consumer
                                  500 Index       Bond Index      Price Index
------------------------------------------------------------------------------
1 year                              32.10%           8.81%           2.08%
------------------------------------------------------------------------------
5 years                            147.06           44.36           13.96
Annual average                      19.83            7.62            2.65
------------------------------------------------------------------------------
10 years                           387.00          140.89           40.16
Annual average                      17.15            9.19            3.43
------------------------------------------------------------------------------
Life of fund                       643.95          225.00           51.17
Annual average                      17.41            9.88            3.36
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ with each share class. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

[GRAPHIC OMITTED worm chart GROWTH OF A $10,000 INVESTMENT]

Cumulative total return of a $10,000 investment since 10/31/87

Fund's class A shares at POP           $32,984

S&P 500 Index                          $48,700

Lehman Bros. Govt/Corp. Bond Index     $24,089

Consumer Price Index                   $14,016

                                            Lehman Bros.
             Fund's class A     S&P 500      Govt/Corp.      Consumer
             shares at POP       Index       Bond Index     Price Index
             --------------     -------     ------------    -----------
10/31/87           9425          10000          10000          10000
10/31/88          11295          11490          11062          10425
10/31/89          13135          14520          12405          10893
10/31/90          12001          13432          13087          11578
10/31/91          15515          17932          14099          11916
10/31/92          17245          19713          16687          12298
10/31/93          20293          22632          18962          12636
10/31/94          20169          23506          18082          12966
10/31/95          24066          29714          21004          13330
10/31/96          27750          36869          22136          13729
10/31/97          32984          48700          24089          14016

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $32,279 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $33,121 at net asset value ($31,972 at public offering price). See first page of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 10/31/97
                                  Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)                4               4               4
------------------------------------------------------------------------------
Income                             $0.400          $0.328          $0.351
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long term                           0.413           0.413           0.413
------------------------------------------------------------------------------
Short term                          0.259           0.259           0.259
------------------------------------------------------------------------------
   Total                           $1.072          $1.000          $1.023
------------------------------------------------------------------------------
Share value:                    NAV     POP          NAV        NAV     POP
------------------------------------------------------------------------------
10/31/96                      $10.67  $11.32       $10.60     $10.63  $11.02
------------------------------------------------------------------------------
10/31/97                       11.48   12.18        11.40      11.44   11.85
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1          3.83%   3.61%        3.16%      3.39%   3.27%
------------------------------------------------------------------------------
Current 30-day SEC yield2       3.52    3.32         2.77       3.03    2.92
------------------------------------------------------------------------------
1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on net investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 9/30/97
(most recent calendar quarter)
                                Class A        Class B          Class M
(inception date)               (4/19/85)       (2/1/94)        (3/17/95)
                             NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                     23.79%  16.65%  22.92%  17.92%  23.21%  18.88%
------------------------------------------------------------------------------
5 years                    96.43   85.04   89.42   87.42   91.91   85.20
Annual average             14.46   13.10   13.63   13.39   13.93   13.12
------------------------------------------------------------------------------
10 years                  183.08  166.73  160.91  160.91  167.75  158.45
Annual average             10.97   10.31   10.06   10.06   10.35    9.96
------------------------------------------------------------------------------
Life of fund              291.80  269.40  252.29  252.29  263.94  251.29
Annual average             11.59   11.07   10.64   10.64   10.93   10.62
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge upon redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of large-capitalization common stocks and is frequently used as a general gauge of stock market performance.

Lehman Brothers Government/Corporate Bond Index* is an unmanaged list of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, nonconvertible investment-grade corporate debt securities and U.S. dollar-denominated SEC-registered nonconvertible debt issued by foreign governmental entities or international agencies.

Consumer Price Index (CPI ) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants

To the Trustees and Shareholders of
Putnam Balanced Retirement Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Balanced Retirement Fund (the "fund") at October 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
December 12, 1997



Portfolio of investments owned
October 31, 1997


COMMON STOCKS  (50.1%) *
NUMBER OF SHARES                                                                                       VALUE

Aerospace and Defense (1.1%)
------------------------------------------------------------------------------------------------------------
         87,000  Boeing Co.                                                                   $    4,165,125
         25,000  Lockheed Martin Corp.                                                             2,376,563
         10,700  Northrop Grumman Corp.                                                            1,168,975
                                                                                              --------------
                                                                                                   7,710,663

Agriculture (--%)
------------------------------------------------------------------------------------------------------------
         11,013  PSF Holdings LLC Class A                                                            330,390

Automotive (1.7%)
------------------------------------------------------------------------------------------------------------
          1,800  Bayerische Motoren Werke (BMW) AG (Germany)                                       1,301,217
         24,500  Chrysler Corp.                                                                      863,625
         78,700  Ford Motor Co.                                                                    3,438,206
         25,700  General Motors Corp.                                                              1,649,619
         28,200  Lear Corp. +                                                                      1,355,363
         59,000  Michelin Corp. Class B, (France)                                                  3,016,935
                                                                                              --------------
                                                                                                  11,624,965

Basic Industrial Products (0.4%)
------------------------------------------------------------------------------------------------------------
         52,000  Deere (John) & Co.                                                                2,736,500

Business Equipment and Services (0.8%)
------------------------------------------------------------------------------------------------------------
         24,000  Pitney Bowes, Inc.                                                                1,903,500
         42,000  Xerox Corp.                                                                       3,331,125
                                                                                              --------------
                                                                                                   5,234,625

Cable Television (0.4%)
------------------------------------------------------------------------------------------------------------
        107,000  Comcast Corp. Class A                                                             2,942,500

Chemicals (3.0%)
------------------------------------------------------------------------------------------------------------
         60,000  Bayer AG ADR (Germany)                                                            2,109,048
         44,000  Dow Chemical Co.                                                                  3,993,000
         98,000  du Pont (E.I.) de Nemours & Co., Ltd.                                             5,573,750
         44,000  Eastman Chemical Co.                                                              2,623,500
         44,000  Minnesota Mining & Manufacturing Co.                                              4,026,000
         34,000  PPG Industries, Inc.                                                              1,925,250
                                                                                              --------------
                                                                                                  20,250,548

Computer Equipment (0.2%)
------------------------------------------------------------------------------------------------------------
         42,000  Seagate Technology, Inc. +                                                        1,139,250

Computer Services and Software (1.6%)
------------------------------------------------------------------------------------------------------------
         32,000  Computer Associates International, Inc.                                           2,386,000
         43,000  IBM Corp.                                                                         4,216,688
         36,000  Intel Corp.                                                                       2,772,000
         49,000  NCR Corp. +                                                                       1,485,313
                                                                                              --------------
                                                                                                  10,860,001

Conglomerates (0.6%)
------------------------------------------------------------------------------------------------------------
         68,900  TRW, Inc.                                                                         3,944,525

Consumer Non-Durables (2.5%)
------------------------------------------------------------------------------------------------------------
         29,000  Colgate-Palmolive Co.                                                             1,877,750
         73,000  Fortune Brands, Inc.                                                              2,413,563
        104,000  Gallaher Group PLC (United Kingdom) +                                             1,995,500
         90,100  Kimberly-Clark Corp.                                                              4,679,569
        140,000  Philip Morris Cos., Inc.                                                          5,547,500
                                                                                              --------------
                                                                                                  16,513,882

Consumer Related (0.5%)
------------------------------------------------------------------------------------------------------------
         75,000  Lowe's Cos., Inc.                                                                 3,121,875

Consumer Services (--%)
------------------------------------------------------------------------------------------------------------
             25  AmeriKing, Inc.                                                                       1,250

Electronics and Electrical Equipment (2.2%)
------------------------------------------------------------------------------------------------------------
         54,000  Cooper Industries, Inc.                                                           2,814,750
         78,000  Emerson Electric Co.                                                              4,090,125
         55,700  Hewlett-Packard Co.                                                               3,435,994
         43,000  Rockwell International Corp.                                                      2,107,000
        116,000  Siebe ORD (United Kingdom)                                                        2,224,602
                                                                                              --------------
                                                                                                  14,672,471

Environmental Control (0.4%)
------------------------------------------------------------------------------------------------------------
         79,400  Browning-Ferris Industries, Inc.                                                  2,580,500

Food and Beverages (2.6%)
------------------------------------------------------------------------------------------------------------
         75,700  Anheuser-Busch Cos., Inc.                                                         3,023,269
         32,000  Dole Food Co.                                                                     1,418,000
         54,000  General Mills, Inc.                                                               3,564,000
         64,000  PepsiCo, Inc.                                                                     2,356,000
         49,500  Sara Lee Corp.                                                                    2,530,688
         39,000  The Quaker Oats Co.                                                               1,867,125
        116,000  Whitman Corp.                                                                     3,045,000
                                                                                              --------------
                                                                                                  17,804,082

Health Care (1.1%)
------------------------------------------------------------------------------------------------------------
        110,000  Baxter International, Inc.                                                        5,087,500
         54,000  United Healthcare Corp.                                                           2,500,875
                                                                                              --------------
                                                                                                   7,588,375

Hospital Management and Medical Services (0.2%)
------------------------------------------------------------------------------------------------------------
         48,000  Tenet Healthcare Corp. +                                                          1,467,000

Insurance and Finance (9.7%)
------------------------------------------------------------------------------------------------------------
         24,000  Aetna Inc.                                                                        1,705,500
         54,000  Ahmanson (H.F.) & Co.                                                             3,186,000
         82,000  American General Corp.                                                            4,182,000
         60,000  AON Corp.                                                                         3,236,250
        107,000  Banc One Corp.                                                                    5,577,375
         24,761  Bankers Trust New York Corp. [UPSIDE DOWN DELTA]                                  2,921,798
         17,000  Beneficial Corp.                                                                  1,303,688
         12,000  Chase Manhattan Corp.                                                             1,384,500
          7,900  CIGNA Corp.                                                                       1,226,475
          6,000  CoreStates Financial Corp.                                                          436,500
         24,000  Federal National Mortgage Association                                             1,162,500
         49,800  First Chicago NBD Corp.                                                           3,622,950
         18,000  First of America Bank Corp.                                                       1,003,500
         74,200  First Union Corp.                                                                 3,640,438
         18,000  Firstar Corp.                                                                       650,250
         65,000  Fleet Financial Group, Inc.                                                       4,180,313
         23,000  KeyCorp                                                                           1,407,313
         36,000  Mercantile Bancorporation, Inc.                                                   1,748,250
         31,200  Morgan (J.P.) & Co., Inc.                                                         3,424,200
         73,000  NationsBank Corp.                                                                 4,370,875
         84,000  Norwest Corp.                                                                     2,693,250
         94,000  PNC Bank Corp.                                                                    4,465,000
         12,000  Star Banc Corp.                                                                     588,750
         67,500  Synovus Financial Corp.                                                           1,468,125
        103,000  USF&G Corp.                                                                       2,085,750
         39,300  Wachovia Corp.                                                                    2,959,781
         10,300  Washington Mutual, Inc.                                                             704,906
                                                                                              --------------
                                                                                                  65,336,237

Metals and Mining (0.7%)
------------------------------------------------------------------------------------------------------------
         38,700  Aluminum Co. of America                                                           2,825,100
         11,900  Carpenter Technology Corp.                                                          575,663
         71,100  Freeport-McMoRan Copper & Gold Co., Inc. Class A                                  1,639,744
                                                                                              --------------
                                                                                                   5,040,507

Oil and Gas (5.2%)
------------------------------------------------------------------------------------------------------------
         47,000  Amoco Corp.                                                                       4,309,313
         23,000  Atlantic Richfield Co.                                                            1,893,188
         34,000  British Petroleum PLC ADR (United Kingdom)                                        2,983,500
         69,600  Elf Aquitane ADR (France)                                                         4,297,800
         30,900  Ente Nazionale Idrocarburi S.P.A. (ENI) ADR (Italy)                               1,741,988
         96,000  Exxon Corp.                                                                       5,898,000
         30,000  Kerr-McGee Corp.                                                                  2,026,875
         78,000  Mobil Corp.                                                                       5,679,375
         63,600  Occidental Petroleum Corp.                                                        1,772,850
         75,000  Total Corp. ADR (France)                                                          4,162,500
                                                                                              --------------
                                                                                                  34,765,389

Paper and Forest Products (1.5%)
------------------------------------------------------------------------------------------------------------
         31,000  Chesapeake Corp.                                                                    982,313
         36,000  International Paper Co.                                                           1,620,000
         45,000  Temple Inland, Inc.                                                               2,581,875
        101,000  Weyerhaeuser Co.                                                                  4,822,750
                                                                                              --------------
                                                                                                  10,006,938

Pharmaceuticals (2.9%)
------------------------------------------------------------------------------------------------------------
         53,200  American Home Products Corp.                                                      3,943,450
         62,000  Bristol-Myers Squibb Co.                                                          5,440,500
         61,400  Glaxo Wellcome PLC ADR (United Kingdom) +                                         2,628,688
         32,000  Merck & Co., Inc.                                                                 2,856,000
        145,160  Pharmacia & Upjohn, Inc.                                                          4,608,830
                                                                                              --------------
                                                                                                  19,477,468

Photography (0.5%)
------------------------------------------------------------------------------------------------------------
         38,000  Eastman Kodak Co.                                                                 2,275,250
         21,000  Polaroid Corp.                                                                      943,688
                                                                                              --------------
                                                                                                   3,218,938

Publishing (0.2%)
------------------------------------------------------------------------------------------------------------
         44,000  McGraw-Hill Companies, Inc.                                                       2,876,500

Real Estate (0.6%)
------------------------------------------------------------------------------------------------------------
         24,200  Beacon Properties Corp. (R)                                                       1,019,425
         48,000  Duke Realty Investments, Inc. (R)                                                 1,080,000
         33,000  Equity Residential Properties Trust (R)                                           1,666,500
                                                                                              --------------
                                                                                                   3,765,925

Retail (0.6%)
------------------------------------------------------------------------------------------------------------
         94,000  K mart Corp. +                                                                    1,239,625
         81,600  Toys R Us                                                                         2,779,500
                                                                                              --------------
                                                                                                   4,019,125

Telecommunications (--%)
------------------------------------------------------------------------------------------------------------
          1,005  NEXTEL Communications, Inc. 144A
                   (acquired 9/12/97, cost $16,244)[DBL. DAGGERS]                                     25,062

Transportation (2.6%)
------------------------------------------------------------------------------------------------------------
         30,000  Burlington Northern Santa Fe Corp.                                                2,850,000
         58,000  CSX Corp.                                                                         3,171,875
         49,000  Delta Air Lines, Inc.                                                             4,936,750
        108,200  Ryder System, Inc.                                                                3,787,000
         48,000  Union Pacific Corp.                                                               2,940,000
                                                                                              --------------
                                                                                                  17,685,625

Utilities (6.3%)
------------------------------------------------------------------------------------------------------------
         64,000  American Telephone & Telegraph Co.                                                3,132,000
         58,000  Ameritech Corp.                                                                   3,770,000
         27,000  Baltimore Gas & Electric Co.                                                        740,813
         53,312  Bell Atlantic Corp.                                                               4,258,296
         83,000  BellSouth Corp.                                                                   3,926,938
         95,000  CiNergy Corp.                                                                     3,135,000
         63,000  Dominion Resources, Inc.                                                          2,342,813
         79,108  Duke Power Co.                                                                    3,816,961
         36,000  OGE Energy Corp.                                                                  1,743,750
         74,100  Pacific Enterprises                                                               2,422,144
         50,000  Potomac Electric Power Co.                                                        1,121,875
        103,303  SBC Communications, Inc.                                                          6,572,643
         11,800  Southern Co.                                                                        270,663
        100,000  Sprint Corp.                                                                      5,200,000
                                                                                              --------------
                                                                                                  42,453,896
                                                                                              --------------
                 Total Common Stocks (cost $279,346,686)                                      $  339,195,012

CORPORATE BONDS AND NOTES (20.7%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Advertising (0.1%)
------------------------------------------------------------------------------------------------------------
$       175,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                            $      190,750
        190,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                   200,925
         60,000  Lamar Advertising Co. 144A sr. sub. notes 8 5/8s, 2007                               60,525
         10,000  Outdoor Comunications Inc. sr. sub. notes 9 1/4s, 2007                                9,900
        190,000  Outdoor Systems, Inc. company guaranty 8 7/8s, 2007                                 195,700
         10,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                                    10,350
         55,000  Universal Outdoor, Inc. sr. sub. notes 9 3/4s, 2006                                  61,050
         75,000  Universal Outdoor, Inc. sr. sub. notes Ser. B, 9 3/4s, 2006                          83,250
                                                                                              --------------
                                                                                                     812,450

Aerospace and Defense (0.4%)
------------------------------------------------------------------------------------------------------------
        100,000  BE Aerospace sr. notes 9 3/4s, 2003                                                 104,500
         25,000  Howmet Corp. sr. sub. notes 10s, 2003                                                26,750
         20,000  K & F Industries, Inc.144A sr. sub. notes 9 1/4s, 2007                               20,150
         10,000  L-3 Communications Corp. 144A sr. sub. notes 10 3/8s, 2007                           10,750
      2,515,000  Raytheon Co notes 6.45s, 2002                                                     2,532,857
         25,000  Sequa Corp. bonds 8 3/4s, 2001                                                       25,250
         25,000  Sequa Corp. sr. notes 9 5/8s, 1999                                                   25,500
         20,000  Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                             20,200
         25,000  Wyman-Gordon Co. sr. notes 10 3/4s, 2003                                             26,500
                                                                                              --------------
                                                                                                   2,792,457

Agriculture (0.2%)
------------------------------------------------------------------------------------------------------------
         25,000  AGCO Corp. sr. sub. notes 8 1/2s, 2006                                               25,875
        915,000  Potash Corp. of Saskatchewan notes 7 1/8s, 2007 (Cananda)                           943,237
        127,869  Premium Standard Farms, Inc. sr. secd. notes 11s, 2003 [2 DBL. DAGGERS]             140,656
                                                                                              --------------
                                                                                                   1,109,768

Apparel (--%)
------------------------------------------------------------------------------------------------------------
         60,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                         63,600

Automotive (0.2%)
------------------------------------------------------------------------------------------------------------
         47,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                52,170
          5,000  Cambridge Industries Inc. 144A sr. sub. notes 10 1/4s, 2007                           5,200
        680,000  Chrysler Corp. deb. Ser. B, 7.45s, 2097                                             699,006
          5,000  Hawk Corp. sr. notes 10 1/4s, 2003                                                    5,200
        200,000  Hayes Wheels International, Inc. company guaranty Ser. B,
                   9 1/8s, 2007                                                                      205,000
        200,000  Lear Corp. sub. notes 9 1/2s, 2006                                                  218,000
         10,000  Safety Components International, Inc. sr. sub. notes Ser. B,
                   10 1/8s, 2007                                                                      10,350
                                                                                              --------------
                                                                                                   1,194,926

Banks (0.1%)
------------------------------------------------------------------------------------------------------------
        740,000  Abbey National First Capital PLC sub. notes 7.35s, 2049
                   (United Kingdom)                                                                  770,969

Basic Industrial Products (--%)
------------------------------------------------------------------------------------------------------------
         45,000  Clark-Schwebel sr. notes 10 1/2s, 2006                                               48,600
          5,000  Inter-City Products sr. notes 9 3/4s, 2000                                            5,125
         10,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                            10,610
          5,000  Roller Bearing Co. 144A sr. sub. notes 9 5/8s, 2007                                   5,038
                                                                                              --------------
                                                                                                      69,373

Broadcasting (0.3%)
------------------------------------------------------------------------------------------------------------
         35,000  Acme Television/Finance 144A sr. disc. notes stepped-coupon
                   zero % (10 7/8s, 9/30/00), 2004 ++                                                 25,813
         45,000  Affinity Group Holdings sr. notes 11s, 2007                                          47,700
        100,000  Allbritton Communications sr. sub. deb. Ser. B, 9 3/4s, 2007                        100,750
         25,000  Allbritton Communications Co. sr. sub. deb. 11 1/2s, 2004                            26,250
         75,000  American Radio Systems Corp. company guaranty 9s, 2006                               79,688
         45,000  Argyle Television Corp. sr. sub. notes 9 3/4s, 2005                                  49,275
         75,000  Benedek Broadcasting sr. notes 11 7/8s, 2005                                         83,625
        150,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                   zero % (13 1/4s, 5/15/01), 2006 ++                                                105,000
         45,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                   (12 3/4s, 2/1/02), 2009 ++                                                         31,050
        125,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                    125,625
         20,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s,
                   2004 (Bermuda)                                                                     19,800
        100,000  Chancellor Media Corp. sr. sub. notes 9 3/8s, 2004                                  103,500
         10,000  Citadel Broadcasting Co. 144A sr. sub. notes 10 1/4s, 2007                           10,650
         40,000  Commodore Media, Inc. sr. sub. notes stepped-coupon
                   7 1/2s, (13 1/4s, 5/1/98), 2003 ++                                                 44,200
        150,000  Dial Call Communications, Inc. sr. disc. notes stepped-coupon
                   zero % (12 1/4s, 4/15/99), 2004 ++                                                139,875
        100,000  Fox/Liberty Networks LLC 144A sr. notes 8 7/8s, 2007                                100,000
         75,000  Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                              75,750
         10,000  Gray Communications Systems, Inc. sr. sub. notes 10 5/8s, 2006                       10,800
         15,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                            15,975
        145,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                   zero % (11 1/2s, 2/01/01), 2006 ++                                                105,850
         75,000  Jacor Communications, Co. 144A company guaranty
                   8 3/4s, 2007                                                                       75,375
         20,000  Jacor Communications, Inc. company guaranty 9 3/4s, 2006                             20,900
         45,000  JCAC, Inc. sr. sub. notes 10 1/8s, 2006                                              47,925
         25,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                           28,500
          5,000  Radio One Inc. 144A sr. sub. notes stepped-coupon 7s,
                   (12s, 5/15/00), 2004 ++                                                             4,800
         75,000  Sinclair Broadcast Group, Inc. 144A sr. sub. notes 9s, 2007                          75,000
         40,000  Sinclair Broadcasting Group sr. sub. notes 10s, 2005                                 40,800
         25,000  Spanish Broadcasting sr. notes Ser. B, 11s, 2004                                     27,500
        120,000  Sullivan Broadcasting sr. sub. notes 10 1/4s, 2005                                  126,000
         15,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                              15,075
        125,000  UIH Australia/Pacific, Inc. 144A sr. disc. notes stepped-coupon
                   zero % (14s, 5/15/01), 2006 (Australia) ++                                         86,875
                                                                                              --------------
                                                                                                   1,849,926

Building and Construction (0.1%)
------------------------------------------------------------------------------------------------------------
         35,000  Atrium Companies, Inc. 144A sr. sub. notes 10 1/2s, 2006                             36,750
         10,000  Building Materials Corp. sr. notes Ser. B, 8 5/8s, 2006                              10,300
         20,000  Continental Homes Holding Corp. sr. notes 10s, 2006                                  21,650
        750,000  Guangdong Enterprises 144A sr. notes 8 7/8s, 2007 (China)                           738,990
         75,000  M.D.C. Holdings, Inc. notes Ser. B, 11 1/8s, 2003                                    83,250
         75,000  Southdown, Inc. sr. sub. notes Ser. B, 10s, 2006                                     82,875
         27,000  Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                          30,105
                                                                                              --------------
                                                                                                   1,003,920

Business Equipment and Services (0.1%)
------------------------------------------------------------------------------------------------------------
         10,000  Axiohm Transactions Solutions 144A sr. sub. notes 9 3/4s, 2007                       10,150
         10,000  Coleman Holdings, Inc. 144A sr. disc. notes zero %, 2001                              5,900
         40,000  Corporate Express, Inc. sr. sub. notes Ser. B, 9 1/8s, 2004                          41,200
         90,000  Iron Mountain, Inc. med. term notes company guaranty
                   10 1/8s, 2006                                                                      97,650
         20,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                         22,100
        233,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                     263,290
         10,000  Williams Scotsman, Inc. 144A sr. notes 9 7/8s, 2007                                  10,350
                                                                                              --------------
                                                                                                     450,640

Cable Television (0.5%)
------------------------------------------------------------------------------------------------------------
        177,375  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 [2 DBL. DAGGERS]               177,375
         15,000  Bell Cablemedia PLC sr. disc. stepped-coupon notes zero %
                   (11.95s, 7/15/99), 2004 (United Kingdom) ++                                        13,950
         75,000  Cablevision Systems Corp. sr. sub. deb. 10 1/2s, 2016                                81,750
          5,000  Cablevision Systems Corp. sr. sub. deb. 9 7/8s, 2023                                  5,225
         75,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                  75,375
         75,000  Comcast Corp. sr. sub. notes 9 1/2s, 2008                                            80,250
      1,465,000  Continental Cablevision, Inc. sr. deb. 9 1/2s, 2013                               1,680,604
          5,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (13 1/4s, 9/30/99), 2004
                   (United Kingdom) ++                                                                 4,200
        210,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                   (United Kingdom) ++                                                               154,350
        155,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                   (United Kingdom) ++                                                                99,200
         79,125  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 [2 DBL. DAGGERS]                83,081
        175,000  Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                                  189,000
         45,000  Marcus Cable Co. (L.P.) sr. deb. 11 7/8s, 2005                                       48,825
        110,000  Marcus Cable Co. (L.P.) sr. sub. disc. notes stepped-coupon
                   zero % (13 1/2s, 8/1/99), 2004 ++                                                  99,550
          5,000  Rogers Cablesystems Ltd. deb. 10 1/8s, 2012 (Canada)                                  5,250
        175,000  Rogers Cablesystems Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                       187,250
        100,000  TCI Satellite Entertainment 144A sr. sub. notes 10 7/8s, 2007                       104,000
                                                                                              --------------
                                                                                                   3,089,235

Chemicals (0.4%)
------------------------------------------------------------------------------------------------------------
         45,000  Great Lakes Carbon Corp. sr. notes 10s, 2006                                         47,700
         75,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                      77,813
         50,000  Huntsman Corp. 144A sr. sub. notes FRN 9.094s 2007                                   51,750
        900,000  Lyondell Petrochemical Co. notes 9 1/8s, 2002                                       995,364
         25,000  NL Industries, Inc. sr. notes stepped-coupon zero %
                   (13s, 10/15/98), 2005 ++                                                           24,625
         25,000  Polytama International notes 11 1/4s, 2007                                           23,125
        960,000  Sociedad Quimica Y Minera de Chile S.A. 144A bonds 7.7s,
                   2006 (Chile)                                                                    1,003,200
         20,000  Sovereign Specialty Chemical 144A sr. sub. notes 9 1/2s, 2007                        20,550
         30,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                   zero % (13 1/2s, 8/15/01), 2008 ++                                                 21,750
         85,000  Sterling Chemicals, Inc. sr. sub. notes Ser. A, 11 1/4s, 2007                        94,350
         15,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                        13,950
         15,000  Union Carbide Global Enterprises sr. sub. notes Ser. B, 12s, 2005                    16,800
                                                                                              --------------
                                                                                                   2,390,977

Computer Services and Software (--%)
------------------------------------------------------------------------------------------------------------
         10,000  DecisionOne Corp. sr. sub. notes 9 3/4s, 2007                                        10,225

Conglomerates (0.1%)
------------------------------------------------------------------------------------------------------------
         15,000  Aramark Corp. sub. notes 8 1/2s, 2003                                                15,300
          5,000  Cia Latino Americana 144A company guaranty 11 5/8s,
                   2004 (Argentina)                                                                    5,050
         20,000  Congoleum Corp. sr. notes 9s, 2001                                                   20,550
        100,000  Dart & Kraft Finance N.V. company guaranty Ser. WW,
                   7 3/4s, 1998 (Luxembourg)                                                         367,250
         40,000  MacAndrews & Forbes Holdings, Inc. sub. deb. notes 13s, 1999                         40,150
                                                                                              --------------
                                                                                                     448,300

Consumer Durable Goods (--%)
------------------------------------------------------------------------------------------------------------
         20,000  Remington Products Co. sr. sub. notes Ser. B, 11s, 2006                              14,800
         50,000  Selmer Co., Inc. sr. sub. notes 11s, 2005                                            55,000
                                                                                              --------------
                                                                                                      69,800

Consumer Non-Durables (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  Foamex (L.P.) 144A sr. sub. notes 9 7/8s, 2007                                        5,150
         50,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                        51,000
         10,000  Hedstrom Corp. 144A sr. sub. notes 10s, 2007                                         10,100
        295,000  Philip Morris Cos., Inc. deb. 7 3/4s, 2027                                          309,809
        600,000  Philip Morris Cos., Inc. notes 7 1/8s, 2004                                         611,586
        430,000  RJR Nabisco, Inc. notes 8 3/4s, 2005                                                460,182
                                                                                              --------------
                                                                                                   1,447,827

Consumer Related (--%)
------------------------------------------------------------------------------------------------------------
          5,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                               5,250

Consumer Services (--%)
------------------------------------------------------------------------------------------------------------
         40,000  Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                                       43,800
         60,000  Coinmach Corp. 144A sr. notes 11 3/4s, 2005                                          65,700
         45,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                  47,250
         30,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                            31,425
        100,000  John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                  100,000
                                                                                              --------------
                                                                                                     288,175

Electronics and Electrical Equipment (--%)
------------------------------------------------------------------------------------------------------------
         20,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                     19,900
         25,000  Celestica International Ltd. sr. sub. notes 10 1/2s, 2006 (India)                    26,813
         30,000  DII Group, Inc. 144A sr. sub. notes 8 1/2s, 2007                                     29,700
         25,000  Dobson Communications Corp. 11 3/4s, 2007                                            25,625
         25,000  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s, 2008                       25,563
         30,000  Flextronics Internationsl Ltd. 144A sr. sub. notes 8 3/4s, 2007                      29,775
         10,000  HCC Industries, Inc. 144A sr. sub. notes 10 3/4s, 2007                               10,525
         50,000  International Semi-Tech. Corp. sr. secd. disc. notes stepped-coupon zero % (11 1/2s, 8/15/00), 2003
                   (Canada) ++                                                                        23,000
         40,000  Motors and Gears, Inc. sr. notes Ser. B, 10 3/4s, 2006                               42,400
         20,000  Viasystems Inc. 144A sr. sub. notes 9 3/4s, 2007                                     20,650
          5,000  Wavetek Corp. 144A sr. sub. notes 10 1/8s, 2007                                       5,150
                                                                                              --------------
                                                                                                     259,101

Energy-Related (0.4%)
------------------------------------------------------------------------------------------------------------
         95,000  AES Corp. sr. sub. notes 8 3/8s, 2007                                                92,388
      1,840,000  CalEnergy, Inc. sr. notes 7.63s, 2007                                             1,846,624
         40,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004                               37,200
        725,000  Quezon Power Ltd. sr. notes 8.86s, 2017 (Philippines)                               697,813
                                                                                              --------------
                                                                                                   2,674,025

Entertainment (0.8%)
------------------------------------------------------------------------------------------------------------
        190,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                 194,750
         75,000  Aztar Corp. sr. sub. notes 11s, 2002                                                 77,250
        190,000  Cinemark USA, Inc. 9 5/8s, 2008                                                     195,700
        855,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                       867,569
         30,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                      33,113
        185,000  Six Flags Corp. sr. sub. notes Ser. A, stepped-coupon
                   zero % (12 1/4s, 6/15/98), 2005 ++                                                195,638
        615,000  Time Warner Entertainment Inc. notes 8 7/8s, 2012                                   715,331
      1,725,000  Time Warner Entertainment sr. notes 8 3/8s, 2033                                  1,897,862
        685,000  Time Warner Entertainment Inc. deb. 7 1/4s, 2008                                    704,180
        380,000  Viacom International, Inc. sub. deb. 8s, 2006                                       372,400
                                                                                              --------------
                                                                                                   5,253,793

Environmental Control (--%)
------------------------------------------------------------------------------------------------------------
         30,000  Allied Waste Industries, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (11.3s, 6/1/02), 2007 ++                                     20,250

Food and Beverages (0.1%)
------------------------------------------------------------------------------------------------------------
         40,000  Ameriserve Food Co. 144A sr. notes 8 7/8s, 2006                                      40,000
         10,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                               10,350
         45,000  Canandaigua Wine Inc. sr. sub. notes Ser. C, 8 3/4s, 2003                            45,000
        100,000  Chiquita Brands sr. notes 9 5/8s, 2004                                              105,875
         10,000  Del Monte Corp. sr. sub. notes Ser. B, 12 1/4s, 2007                                 10,900
         20,000  Fleming Companies, Inc. 144A sr. sub. notes 10 1/2s, 2004                            20,850
         75,000  Jitney-Jungle Stores company guaranty 12s, 2006                                      84,000
         80,000  Mafco, Inc. sr. sub. notes 11 7/8s, 2002                                             84,800
         75,000  Ralphs Grocery Co. sr. notes 10.45s, 2004                                            82,688
         20,000  Ralphs Grocery Co. company guaranty 10.45s, 2004                                     22,000
         25,000  Signature Brands Inc. sr. sub. notes 13s, 2002                                       28,500
         20,000  Southern Foods Group 144A sr. sub. notes 9 7/8s, 2007                                20,500
        115,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                            94,013
         35,000  Stater Brothers sr. notes 11s, 2001                                                  38,500
        100,000  Stater Brothers 144A sr. sub. notes 9s, 2004                                        101,000
          5,000  Windy Hill Pet Food Co. sr. sub. notes 9 3/4s, 2007                                   5,075
                                                                                              --------------
                                                                                                     794,051

Gaming (0.1%)
------------------------------------------------------------------------------------------------------------
         25,000  Boyd Gaming Corp. 144A sr. sub. notes 9 1/2s, 2007                                   25,375
         15,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                         16,050
         50,000  Coast Hotels & Casinos company guaranty Ser. B, 13s, 2002                            55,750
         35,000  Empress River Casino sr. notes 10 3/4s, 2002                                         37,275
         75,000  Harveys Casino Resorts sr. sub. notes 10 5/8s, 2006                                  81,750
         20,000  Isle of Capri Black Hawk LLC 144A 1st mortgage 13s, 2004                             20,200
        120,000  Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                      121,200
         59,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                               59,590
        110,000  Mohegan Tribal Gaming sr. secd. notes Ser. B, 13 1/2s, 2002                         141,900
         75,000  Showboat Marina Casino 1st mtge. Ser. B, 13 1/2s, 2003                               85,688
         75,000  Sun International Hotels Ltd. company guaranty 9s, 2007                              76,875
        140,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                  137,900
                                                                                              --------------
                                                                                                     859,553

Health Care (0.3%)
------------------------------------------------------------------------------------------------------------
         30,000  Genesis Eldercare 144A sr. sub. notes 9s, 2007                                       29,100
         90,000  Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                            91,350
         35,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                              39,025
         65,000  Integrated Health Services, Inc. 144A sr. sub. notes 9 1/2s, 2007                    65,650
         70,000  Integrated Health Services, Inc. 144A sr. sub. notes 9 1/4s, 2008                    70,000
         35,000  Magellan Health Services, Inc. sr. sub. deb. Ser. A, 11 1/4s, 2004                   38,850
         90,000  Merit Behavioral Care sr. sub. notes 11 1/2s, 2005                                  106,200
         30,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                       30,900
         80,000  Paragon Health Networks 144A sr. sub. notes 9 1/2s, 2007                             79,500
         55,000  Paragon Health Networks 144A sr. sub. notes stepped-coupon
                   zero % (10 1/2s, 11/1/02), 2007 ++                                                 32,656
         75,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                78,000
        100,000  Sun Healthcare Group Inc. 144A sr. sub. notes 9 1/2s, 2007                          101,500
        150,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                  153,750
      1,020,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                         1,030,200
                                                                                              --------------
                                                                                                   1,946,681

Insurance and Finance (7.2%)
------------------------------------------------------------------------------------------------------------
         10,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                          9,200
      1,080,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                    1,055,333
      1,890,000  Advanta National Bank sr. notes 7.02s, 2001                                       1,899,677
        825,000  AFC Capital Trust company guaranty Ser. B, 8.207s, 2027                             910,998
        485,000  Allstate Financing II company guaranty 7.83s, 2045                                  501,180
         75,000  Chevy Chase Savings Bank sub. deb. 9 1/4s, 2008                                      75,750
         35,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                 35,350
         15,000  Colonial Capital II company guaranty 8.92s, 2027                                     15,797
      1,165,000  Conseco Inc. sr. notes 10 1/2s, 2004                                              1,407,192
         10,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                          9,900
         20,000  Dine S.A. de C.V. 144A company guaranty 8 3/4s,
                   2007 (Luxembourg)                                                                  18,600
      3,150,000  Den Danske Bank 144A sub. notes 6.55s, 2003 (Denmark)                             3,175,232
         10,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                               11,299
         20,000  Dollar Financial Group Inc. sr. notes Ser. A, 10 7/8s, 2006                          21,400
      1,895,000  Executive Risk Capital Trust company guaranty Ser. B,
                   8.675s, 2027                                                                    2,010,121
        540,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                               568,636
        110,000  First Nationwide Holdings sr. sub. notes 10 5/8s, 2003                              119,350
      1,070,000  Firstar Capital Trust I company guaranty Ser. B, 8.32s, 2026                      1,158,853
        900,000  Greenpoint Bank sr. notes 6.7s, 2002                                                903,537
        410,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                              431,730
         15,000  Imperial Credit Capital Trust I 144A company guaranty
                   10 1/4s, 2002                                                                      14,925
         30,000  Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006
                   (United Kingdom)                                                                   31,500
      1,675,000  Lehman Bros Holdings, Inc. med. term notes 6.4s, 1999                             1,687,094
      1,015,000  Markel Capital Trust I 144A company guaranty 8.71s, 2046                          1,058,138
      1,670,000  Money Store, Inc. notes 8.05s, 2002                                               1,743,547
         20,000  Netia Holdings B.V. 144A company guaranty 10 1/4s,
                   2007 (Poland)                                                                      19,654
         10,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                   zero % (11 1/4s, 11/1/02), 2007 (Poland)++                                          6,313
         25,000  North Fork Capital Trust I company guaranty 8.7s, 2026                               26,735
         15,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                 15,900
          5,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                            5,500
          5,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                             5,550
        470,000  Orange Cogen Funding 144A company guaranty 8.175s, 2022                             502,853
      1,265,000  Peoples Bank- Bridgeport sub. notes 7.2s, 2006                                    1,304,683
        325,000  Peoples Heritage Capital Trust company guaranty Ser. B,
                   9.06s, 2027                                                                       356,688
      1,335,000  Phoenix Home Life Mutual Insurance Co. 144A notes
                   6.95s, 2006                                                                     1,362,141
         10,000  Pioneer Americas Acquisition company guaranty Ser. B,
                   9 1/4s, 2007                                                                        9,900
         35,000  PRT Funding Corp. sr. notes 11 5/8s, 2004                                            27,650
      2,504,809  Railcar Leasing L.L.C. 144A sr. notes Ser. A1, 6 3/4s, 2006                       2,576,823
          5,000  Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003                              5,345
         15,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                          15,828
      2,500,000  Riggs National Corp. sub. deb. 8 1/2s, 2006                                       2,600,000
      1,425,000  Salomon, Inc. sr. notes 7.3s, 2002                                                1,476,044
      1,100,000  Salton Sea Funding Corp. company guaranty Ser. E, 8.3s, 2011                      1,196,866
      1,600,000  Sampoerna International Finance Co. 144A company guaranty
                   8 3/8s, 2006 (Indonesia)                                                        1,466,800
      2,000,000  Scotland International Finance B.V. 144A sub. notes 8.85s,
                   2006 (Netherlands)                                                              2,311,860
      1,710,000  Sears Roebuck and Co. med. Term notes Ser. VI, 8.99s, 2012                        2,078,334
      1,735,000  Societe Generale 144A notes 7.85s, 2049 (France)                                  1,806,656
        885,000  Southern Investments Service Co. sr. notes 6.8s, 2006
                   (United Kingdom)                                                                  889,027
         20,000  Sovereign Capital Trust 144A company guaranty 9s, 2027                               21,275
      1,095,000  Sparbanken Sverige AB (Swedbank) 144A sub. 7 1/2s, 2006
                   (Sweden)                                                                        1,143,837
        985,000  St. Paul Bancorp sr. notes 7 1/8s, 2004                                           1,006,837
        635,000  State Development Bank of China notes 7 3/8s, 2007 (China)                          624,243
        585,000  State Street Institution 144A company guaranty 7.94s, 2026                          614,063
      1,955,000  TigCapital Trust I 144A bonds 8.597s, 2027                                        2,082,916
      1,235,000  Trenwick Capital Trust I company guaranty 8.82s, 2037                             1,310,644
        955,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                    1,063,125
      1,500,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                    1,579,740
                                                                                              --------------
                                                                                                  48,388,169

Medical Supplies and Devices (--%)
------------------------------------------------------------------------------------------------------------
         55,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                           58,025
         25,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                        28,063
         65,000  Imagyn Medical Technologies 12 1/2s, 2004                                            63,050
        110,000  Wright Medical Technology, Inc. 144A 11 3/4s, 2000                                  112,750
                                                                                              --------------
                                                                                                     261,888
Metals and Mining (0.4%)
------------------------------------------------------------------------------------------------------------
         30,000  Anker Coal Group, Inc. 144A sr. notes 9 3/4s, 2007                                   30,450
         10,000  Altos Hornos De Mexico bonds Ser. B, 11 7/8s, 2004 (Mexico)                          10,350
         25,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                 26,500
        405,000  Freeport-McMoRan Copper & Gold Co., Inc. sr. notes
                   7 1/2s, 2006                                                                      406,737
         60,000  Hylsa S.A. de C.V. 144A bonds 9 1/4s, 2007 (Mexico)                                  58,500
         25,000  Maxxam Group Holdings, Inc. sr. notes Ser. B, 12s, 2003                              26,688
        750,000  Noranda, Inc. notes 7s, 2005 (Canada)                                               759,795
      1,035,000  PT Alatief Freeport sr. notes 9 3/4s, 2001 (Netherlands)                          1,135,861
                                                                                              --------------
                                                                                                   2,454,881

Oil and Gas (0.7%)
------------------------------------------------------------------------------------------------------------
         30,000  Abraxas Petroleum Corp. sr. notes Ser. B, 11 1/2s, 2004                              32,850
         25,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                         27,250
         20,000  Chesapeake Energy Corp. sr. notes 10 1/2s, 2002                                      21,200
         30,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                        29,925
          5,000  Costilla Energy, Inc. sr. notes 10 1/4s, 2006                                         5,313
         10,000  Dailey Petroleum Services Corp. 144A company guaranty
                   9 3/4s, 2007                                                                       10,400
         10,000  DI Industries Inc. sr. notes 8 7/8s, 2007                                            10,250
        680,000  El Paso Natural Gas Co. deb. 7 1/2s, 2026                                           726,369
         75,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                     79,688
         75,000  Gulf Canada Resources Ltd. sr. sub. notes 9 5/8s, 2005 (Canada)                      81,375
        970,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                        1,055,738
          5,000  Maxus Energy Corp. global notes 9 7/8s, 2002                                          5,370
         20,000  Maxus Energy Corp. notes 9 1/2s, 2003                                                21,500
         25,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                             25,625
         20,000  Panaco, Inc. 144a sr. notes 10 5/8s, 2004                                            20,000
         30,000  Parker Drilling Corp. sr. notes Ser. B, 9 3/4s, 2006                                 31,650
         20,000  Perez Companc S.A. 144A bonds 9s, 2004 (Argentina)                                   20,300
        640,000  Petro Geo-Services AS ADR notes 7 1/2s, 2007 (Norway)                               673,811
         10,000  Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                10,650
        960,000  Saga Petroleum ASA deb. 7 1/4s, 2027 (Norway)                                       962,294
          5,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                          5,050
          5,000  Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                                5,500
        320,000  Transamerican Energy 144A sr. disc. notes stepped-coupon
                   zero % (13s 6/15/1999), 2002 ++                                                   267,200
        225,000  Transamerican Energy 144A sr. notes 11 1/2s, 2002                                   230,625
         81,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                            91,935
         30,000  Trico Marine Services, Inc. company guaranty Ser. B, 8 1/2s, 2005                    30,900
          5,000  Wiser Oil Co. company guaranty 9 1/2s, 2007                                           4,950
                                                                                              --------------
                                                                                                   4,487,718

Packaging and Containers (--%)
------------------------------------------------------------------------------------------------------------
         30,000  Huntsman Packaging Corp. 144A sr. sub. notes 9 1/8s, 2007                            30,600
         30,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                    30,825
         25,000  Radnor Holdings Corp. 144A sr. notes Ser. B, 10s, 2003                               25,875
         20,000  Radnor Holdings Inc. sr. notes 10s, 2003                                             20,700
         25,000  Vicap SA. 144A company guaranty 10 1/4s, 2002                                        25,375
                                                                                              --------------
                                                                                                     133,375

Paper and Forest Products (0.1%)
------------------------------------------------------------------------------------------------------------
          25,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                             27,188
          80,000  Indah Kiat Financial Mauritius 144A 10s, 2007 (Indonesia)                           72,800
         466,000  Pindo Deli Finance Mauritius Ltd. 144A company guaranty
                   10 3/4s, 2007 (India)                                                             419,400
          30,000  PT Pabrik Kertas Tjiwi Kimia 144A company guaranty 10s,
                   2004 (Indonesia)                                                                   27,150
          10,000  Repap New Brunswick sr. notes FRN 9.063s, 2000 (Canada)                              9,800
         95,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                        97,138
                                                                                              --------------
                                                                                                     653,476

Pharmaceuticals (--%)
------------------------------------------------------------------------------------------------------------
         40,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                42,100

Publishing (0.3%)
------------------------------------------------------------------------------------------------------------
         35,000  American Media, Inc. sr. sub. notes 11 5/8s, 2004                                    38,413
         30,000  Garden State Newspapers 144A sr. sub. notes 8 3/4s, 2009                             29,925
         90,000  Hollinger International Publishing, Inc. company guaranty
                  9 1/4s, 2007                                                                       92,250
         15,000  Hollinger International Publishing, Inc. company guaranty
                   8 5/8s, 2005                                                                       15,263
      2,085,000  News America Holdings, Inc. deb. 7.7s, 2025                                       2,086,418
         10,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                             10,650
                                                                                              --------------
                                                                                                   2,272,919

Real Estate (1.0%)
------------------------------------------------------------------------------------------------------------
        745,000  Chelsea GCA Realty, Inc. notes 7 1/4s, 2007 (R)                                     757,672
      1,235,000  First Industrial Realty Trust, Inc. notes 7.6s, 2007                              1,311,125
        630,000  Health Care Property Investors, Inc. sr. notes 6 1/2s, 2006 (R)                     617,047
        185,000  HMH Properties, Inc. company guaranty Ser. B, 8 7/8s, 2007                          189,163
        835,000  National Health Investors, Inc. bonds 7.3s, 2007 (R)                                859,165
      1,780,000  OMEGA Healthcare Investors, Inc. notes 6.95s, 2007                                1,797,141
          5,000  Prime Hospitality Corp. 1st mtge. 9 1/4s, 2006                                        5,225
         35,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                      37,100
      1,015,000  Sun Communities, Inc. sr. notes 7 5/8s, 2003 (R)                                  1,065,151
         40,000  Tanger Properities Ltd. Partnership Gtd. notes 8 3/4s, 2001 (R)                      41,596
                                                                                              --------------
                                                                                                   6,680,385

Retail (0.2%)
------------------------------------------------------------------------------------------------------------
        975,000  Federated Department Stores sr. notes 8 1/2s, 2003                                1,065,890
         35,000  Johns Manville Corp. sr. notes 10 7/8s, 2004                                         39,200
         40,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                           42,800
         10,000  Specialty Retailers, Inc. company guaranty Ser. B, 8 1/2s, 2005                      10,175
         20,000  William Carter Holdings Co. 144A sr. sub. notes 12s, 2008                            21,400
         40,000  Zale Corp. 144A sr. notes 8 1/2s, 2007                                               39,100
                                                                                              --------------
                                                                                                   1,218,565

Satellite Services (--%)
------------------------------------------------------------------------------------------------------------
         25,000  Echostar DBS Corp. 144A company guaranty 12 1/2s, 2002                               26,250
         40,000  Esat Holdings Ltd. sr. notes stepped-coupon zero %
                   (12 1/2s, 2/01/02), 2007 (Ireland) ++                                              27,600
         40,000  Globalstar L.P. Capital sr. notes 11 3/8s, 2004                                      39,800
         20,000  Pratama Datakom Asia BV 144A company guaranty 12 3/4s,
                  2005 (Indonesia)                                                                   17,000
                                                                                              --------------
                                                                                                     110,650

Specialty Consumer Products (--%)
------------------------------------------------------------------------------------------------------------
         45,000  Coty Inc. Gtd. sr. sub. notes 10 1/4s, 2005                                          48,150
         10,000  GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                                       10,150
         45,000  Herff Jones, Inc. sr. sub. notes 11s, 2005                                           48,600
                                                                                              --------------
                                                                                                     106,900

Technology (--%)
------------------------------------------------------------------------------------------------------------
        25,000   Computervision Corp. sr. sub. notes 11 3/8s, 1999                                    13,250

Telecommunications (1.6%)
------------------------------------------------------------------------------------------------------------
         20,000  Antenna TV S.A. 144A sr. notes 9s, 2007 (Greece)                                     19,500
         15,000  America Communication Services, Inc. 144A sr. notes
                   13 3/4s, 2007                                                                      17,250
         50,000  Arch Communications Group sr. disc. notes stepped-coupon
                   zero % (10 7/8s, 3/15/01), 2008 ++                                                 33,000
         25,000  Call-Net Enterprises sr. disc. notes stepped-coupon zero %
                   (13 1/4s, 12/1/99), 2004 ++                                                        22,500
        100,000  Cencall Communications Corp. sr. disc. notes stepped-coupon
                   zero % (10 1/8s, 1/15/99), 2004 ++                                                 87,500
        105,000  Centennial Cellular Corp. sr. notes 10 1/8s, 2005                                   109,725
         45,000  Centennial Cellular Corp. sr. notes 8 7/8s, 2001                                     44,663
         30,000  Comcast Cellular 144A sr. notes 9 1/2s, 2007                                         31,050
         10,000  Consorcio Ecuatoriano 144A notes 14s, 2002 (Ecuador)                                 10,000
        150,000  Dial Call Communications, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (10 1/4s, 12/15/98), 2005 ++                                       130,500
         20,000  Fonorola, Inc. sr. notes 12 1/2s, 2002 (Canada)                                      22,600
         90,000  Fox Kids Worldwide Inc. 144A sr. discount notes
                   stepped-coupon zero % (10 1/4s, 11/1/02), 2007 ++                                  51,300
        120,000  Fox Kids Worldwide Inc. 144A sr. notes 9 1/4s, 2007                                 115,200
        100,000  FrontierVision Holdings LP 144A sr. discount notes
                   stepped coupon zero % (11 7/8s, 9/15/01), 2007 ++                                  68,000
         25,000  FrontierVision Operating Partners L.P. sr. sub. notes 11s, 2006                      27,000
         70,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                   (12s, 5/1/01), 2006 ++                                                             49,700
         35,000  Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                   zero % (12 1/2s, 5/15/01), 2006 ++                                                 26,425
        200,000  Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (11 1/4s, 7/15/02), 2007 ++                                        131,500
         15,000  Intermedia Communications, Inc. 144A sr. notes 8 7/8s, 2007                          14,663
         55,000  Iridium LLC/Capital Corp. company guaranty Ser. B, 14s, 2005                         57,750
        110,000  Iridium LLC/Capital Corp. 144A sr. notes 11 1/4s, 2005                              102,300
      5,005,000  LCI International, Inc. sr. notes 7 1/4s, 2007                                    5,114,409
         45,000  McCaw International Ltd sr. discount notes stepped coupon
                   zero % (13s, 4/15/02), 2007 ++                                                     26,100
         50,000  McLeodUSA, Inc. sr. disc. notes stepped-coupon zero %
                  (10 1/2s, 3/1/02), 2007 ++                                                          34,500
        100,000  Metrocall, Inc. 144A sr. sub. notes 9 3/4s, 2007                                     99,000
         20,000  Metronet Communications 144A sr. disc. notes
                  stepped-coupon zero % (10 3/4s, 11/1/02), 2007 ++                                   11,800
        265,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                   (Luxembourg) ++                                                                   198,750
         30,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                              33,975
         75,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                  zero % (11 1/2s, 9/1/98), 2003 ++                                                   72,938
        170,000  NEXTEL Communications, Inc. 144A sr. disc. notes
                  stepped-coupon zero % (10.65s, 9/15/02), 2007 ++                                    98,600
        285,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                   zero % (9 3/4s, 2/15/99), 2004 ++                                                 239,400
         50,000  Nextlink Communications sr. notes 9 5/8s, 2007                                       50,125
        150,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                               153,000
        140,000  Omnipoint Corp. sr. notes 11 5/8s, 2006                                             146,300
         50,000  Orbcomm Global Capital Corp. sr. notes Ser. B, 14s, 2004                             52,375
         75,000  Paging Network, Inc. sr. sub. notes 10s, 2008                                        75,000
         10,000  Pegasus Communications Corp. 144A sr. notes 9 5/8s, 2005                             10,025
         10,000  Powertel, Inc. sr. notes 11 1/8s, 2007                                               10,600
        110,000  Pricellular Wireless Corp. sr. notes 10 3/4s, 2004                                  118,800
         20,000  Pronet, Inc. sr. sub. notes 11 7/8s, 2005                                            21,300
         85,000  Qwest Communications International, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (9.47s, 10/15/02), 2007 ++                                   54,400
        100,000  RCN Corp. 144A sr. disc. notes stepped-coupon zero %
                  (11 1/8s, 10/15/02), 2007 ++                                                        58,000
         10,000  RCN Corp. 144A sr. notes 10s, 2007                                                    9,875
         85,000  Teleport Communications Group Inc. sr. disc. notes
                   stepped-coupon zero % (11 1/8s, 7/1/01), 2007 ++                                   66,513
        175,000  Teleport Communications Group, Inc. sr.notes 9 7/8s, 2006                           189,875
         20,000  Telesystem International Wireless Inc. 144A sr. disc. notes
                   stepped-coupon zero % (10 1/2s, 11/1/02), 2007 (Canada) ++                         10,600
         15,000  Transtel S.A. 144A pass through Certificates 12 1/2s,
                   2007 (Colombia)                                                                    14,100
        125,000  Winstar Equipment Corp. company guaranty 12 1/2s, 2004                              130,000
         15,000  Wireless One, Inc. sr. notes 13s, 2003                                                7,913
      2,555,000   WorldCom, Inc. notes 7 3/4s, 2007                                                2,679,582
                                                                                              --------------
                                                                                                  10,959,981

Textiles (--%)
------------------------------------------------------------------------------------------------------------
         10,000  Glenoit Corp. 144A sr. sub. notes 11s, 2007                                          10,600
         15,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                14,850
         40,000  Polysindo International Finance company guaranty 11 3/8s,
                   2006 (Indonesia)                                                                   41,100
         40,000  Tultex Corp. sr. notes 10 5/8s, 2005                                                 43,100
                                                                                              --------------
                                                                                                     109,650

Transportation (1.0%)
------------------------------------------------------------------------------------------------------------
         10,000  Atlantic Express, Transportation Corp.144A company guaranty
                   10 3/4s, 2004                                                                      10,500
         20,000  Blue Bird Body Co. sr. sub. notes Ser. B, 10 3/4s, 2006                              21,000
      1,690,000  Burlington Northern Santa Fe notes 6 3/8s, 2005                                   1,679,100
          5,000  Chemical Leaman Corp. 144A sr. notes 10 3/8s, 2005                                    5,150
         30,000  Consorcio/MCII Holdings sec. notes stepped-coupon zero %
                   (12s, 11/15/98), 2002 ++                                                           27,225
        520,000  Continental Airlines pass thru cert. Ser. 97CI, 7.42s, 2007                         538,736
      1,130,000  CSX Corp. deb. 7.95s, 2027                                                        1,245,723
         35,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003 (Greece)                    35,350
         30,000  Hermes Europe Railtel 144a sr. notes 11 1/2s,
                   2007 (Netherlands)                                                                 32,400
         45,000  International Shipholding Corp. sr. notes 9s, 2003                                   46,238
         30,000  Johnstown America Industries, Inc. 144A sr. sub. notes
                   11 3/4s, 2005                                                                      32,700
      1,330,000  Norfolk Southern Corp. bonds 7.8s, 2027                                           1,444,460
      1,755,000  Norfolk Southern Corp. bonds 7.05s, 2037                                          1,825,130
          5,000  TFM S.A. de C.V. 144A company guaranty 10 1/4s,
                   2007 (Mexico)                                                                       5,175
         25,000  TFM S.A. de C.V. 144A company guaranty stepped-coupon
                   zero % (11 3/4s, 6/15/02), 2009 (Mexico) ++                                        16,500
         34,000  Viking Star Shipping sr. secd. notes 9 5/8s, 2003                                    34,340
                                                                                              --------------
                                                                                                   6,999,727

Utilities (3.8%)
------------------------------------------------------------------------------------------------------------
         25,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                             26,063
      1,005,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                 1,026,658
         50,000  BTI Telecom Corp. 144A sr. notes 10 1/2s, 2007                                       50,000
      1,135,000  California Energy Corp. disc. notes 10 1/4s, 2005                                 1,243,461
         80,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                       82,200
      1,125,000  Citizens Utilities Co. bonds 7.68s, 2034                                          1,270,733
        495,000  CMS Energy Corp. sr. notes 8 1/8s, 2002                                             509,895
      1,065,000  Connecticut Light & Power Co. 1st mtge. Ser. A, 7 7/8s, 2001                      1,089,452
        305,000  Edison Mission Energy 144A company guaranty 7.33s, 2008                             317,142
      1,369,000  EIP Funding-Public Service Co. of New Mexico deb.
                   10 1/4s, 2012                                                                   1,595,665
      1,910,000  El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                               1,971,540
         25,000  El Paso Electric Co. 1st mtge. Ser. D, 8.9s, 2006                                    27,234
      2,525,000  Enersis S.A. ADR notes 7.4s, 2016 (Chile)                                         2,491,973
        775,000  Enersis S.A. ADR notes 6.6s, 2026 (Chile)                                           772,884
         20,000  Espirito Santo Centrais 144A sr. notes 10s, 2007 (Brazil)                            19,200
         29,000  First PV Funding deb. 10.15s, 2016                                                   31,165
        790,000  Illinova Corp. sr. notes 7 1/8s, 2004                                               802,601
      1,005,000  Israel Electric Corp., Ltd. 144A sr. notes 7 1/4s, 2006 (Israel)                  1,043,037
         35,000  Midland Funding Corp. I deb. Ser. C-94, 10.33s, 2002                                 41,981
        622,017  Midland Funding Corp. II deb. Ser. A, 11 3/4s, 2005                                 682,645
         80,000  Niagara Mohawk Power Corp. med. term notes 9.95s, 2000                               80,522
        296,872  Northeast Utilities System notes Ser. A, 8.58s, 2006                                294,848
        788,133  Northeast Utilities System notes Ser. B, 8.38s, 2005                                791,246
      1,685,000  Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                           1,794,289
      4,700,000  Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                            4,934,107
      1,360,000  Texas Utilities Electric Capital Trust V company guaranty
                   8.175s, 2037                                                                    1,450,209
      1,135,000  US West Capital Funding, Inc. company guaranty 6.95s, 2037                        1,151,685
                                                                                              --------------
                                                                                                  25,592,435
                                                                                              --------------
                 Total Corporate Bonds and Notes
                   (cost $136,314,553)                                                        $  140,161,341

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (16.2%) *
PRINCIPAL AMOUNT                                                                                       VALUE

U.S. Government Agency Mortgage Obligations (11.3%)
------------------------------------------------------------------------------------------------------------
   $ 6,624,629   Federal Home Loan Mortgage Corp. 5 1/2s, with
                   due dates from March 1, 2011 to April 1, 2011                              $    6,388,341
                 Federal National Mortgage Association
                   Pass-Through Certificates
    10,399,792     7s, with due dates from February 1, 2026 to June 15, 2027                      10,432,252
     2,695,000     5.94s, med. term notes December 12, 2005                                        2,650,775
n    10,525,000   Government National Mortgage Association 7s, TBA,
                   November 15, 2027                                                              10,583,997
                 Government National Mortgage Association
                   Adjustable Rate Mortgages
     1,471,232     7 3/8s, with due dates from April 20, 2023 to May 20, 2024                      1,512,362
     5,879,854     7 1/8s, with due dates from July 20, 2023 to
                   September 20, 2024                                                              6,073,609
     2,770,000     6s, TBA, November 16, 2027                                                      2,794,238
     6,100,000     5 1/2s, TBA, November 16, 2027                                                  6,087,617
                 Government National Mortgage Association
                   Pass-Through Certificates
    14,023,343     8 1/2s, with due dates from July 15, 2026 to
                   October 15, 2027                                                               14,702,505
    14,837,431     7 1/2s, with due dates from June 15, 2026 to
                   October 15, 2027                                                               15,171,440
                                                                                              --------------
                                                                                                  76,397,136

U.S. Treasury Obligations (4.9%)
------------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
        55,000     11 7/8s, November 15, 2003                                                         71,655
        35,000     8 7/8s, August 15, 2017                                                            45,571
     3,120,000     6 5/8s, February 15, 2027                                                       3,308,167
       880,000     6 3/8s, August 15, 2027                                                           906,946
                 U.S. Treasury Notes
     3,205,000     7s, July 15, 2006                                                               3,438,869
     2,230,000     6 5/8s, May 15, 2007                                                            2,348,123
     3,945,000     6 1/4s, June 30, 2002                                                           4,020,192
     6,203,000     6 1/8s, August 15, 2007                                                         6,337,729
     5,514,000     6s, July 31, 2002 #                                                             5,566,548
     3,305,000     5 7/8s, September 30, 2002                                                      3,322,054
     4,000,000     5 3/4s, October 31, 2002                                                        4,005,640
                                                                                              --------------
                                                                                                  33,371,494
                                                                                              --------------
                 Total U.S. Government and Agency Obligations
                   (cost $107,371,495)                                                        $  109,768,630

FOREIGN GOVERNMENT BONDS AND NOTES (5.1%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
USD   4,901,000   Bank of Foreign Economic Affairs of Russia
                    (Vnesheconombank) principal loan FRN,
                    Libor plus 13/16s, 2020 +##+++                                            $    2,891,590
DEM  18,425,000   Germany (Federal Republic of) bonds Ser. 97,
                    6 1/2s,2027                                                                   11,119,087
ITL 250,000,000   Italy (Government of) cv. notes 5s, 2001                                           267,500
NZD   3,815,000   New Zealand (Government of) bonds 10s, 2002                                      2,655,876
NZD   7,465,000   New Zealand (Government of) bonds 8s, 2004                                       4,958,027
USD   2,012,000   Peru (Government of) Ser. US, 4s, 2017                                           1,126,720
USD   2,750,000   Quebec (Province of) deb. Ser. NM, 7 1/8s, 2024                                  2,746,700
------------------------------------------------------------------------------------------------------------
ZAR  36,942,000   South Africa (Republic of) bonds Ser. 153, 13s, 2010                             6,972,985
GBP     912,000   United Kingdom Treasury bonds 8s, 2021                                           1,809,151
                                                                                              --------------
                  Total Foreign Government Bonds and Notes
                    (cost $34,916,113)                                                        $   34,547,636

CONVERTIBLE BONDS AND NOTES (3.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Aerospace and Defense (0.1%)
------------------------------------------------------------------------------------------------------------
$      350,000   SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                                  $      350,000

Automotive (0.2%)
------------------------------------------------------------------------------------------------------------
        55,000   Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                       34,513
       200,000   Magna International cv. sub. deb. 5s, 2002                                          255,000
JPY 60,000,000   Toyota Motor Corp. cv. deb. 1.2s, 1998 (Japan)                                      865,169
                                                                                              --------------
                                                                                                   1,154,682

Broadcasting (--%)
------------------------------------------------------------------------------------------------------------
       250,000   International Cabletel Inc. 144A cv. deb. 7 1/4s, 2005                              275,938

Business Equipment and Services (0.1%)
------------------------------------------------------------------------------------------------------------
       300,000   National Data Corp. cv. sub. notes 5s, 2003                                         295,125
       150,000   U.S. Office Products Co. cv. sub. notes 5 1/2s, 2003                                142,500
       200,000   U.S. Office Products Co. 144A cv. sub. notes 5 1/2s, 2003                           195,500
                                                                                              --------------
                                                                                                     633,125

Cable Television (--%)
------------------------------------------------------------------------------------------------------------
       250,000   Comcast Corp. cv. notes 1 1/8s, 2007                                                160,938

Computer Services and Software (0.1%)
------------------------------------------------------------------------------------------------------------
       330,000   Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                      292,050
       260,000   System Software Associates, Inc. cv. sub. notes 7s, 2002                            253,500
                                                                                              --------------
                                                                                                     545,550

Computers (0.2%)
------------------------------------------------------------------------------------------------------------
       500,000   Safeguard Scientifics, Inc. 144A cv. sub. notes 6s, 2006                            545,000
       650,000   Softkey International, Inc. 144A cv. sr. notes 5 1/2s, 2000                         594,750
       150,000   Synoptics Communications Inc. 144A cv. sub. deb. 5 1/4s, 2003                       145,313
                                                                                              --------------
                                                                                                   1,285,063

Conglomerates (0.1%)
------------------------------------------------------------------------------------------------------------
       225,000   Hexcel Corp. cv. sub. notes 7s, 2003                                                402,750
       150,000   Thermo Electron Corp. 144A cv. subordinated 4 1/4s, 2003                            168,750
                                                                                              --------------
                                                                                                     571,500

Consumer Non-Durables (--%)
------------------------------------------------------------------------------------------------------------
       350,000   Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                                316,750

Consumer Services (0.3%)
------------------------------------------------------------------------------------------------------------
       275,000   Aker Maritime cv. 5 1/4s, 2002                                                      313,500
       500,000   Boston Chicken, Inc. cv. notes LYON
                   (Liquid Yield Option Notes) zero %, 2015                                          103,750
       320,000   Boston Chicken, Inc. cv. sub. deb. 7 3/4s, 2004                                     267,600
       350,000   Fine Host Corp. 144A cv. sub. notes 5s, 2004                                        325,500
       150,000   Loews Corp. cv. sub. notes 3 1/8s, 2007                                             169,500
       550,000   Pharmaceutical Marketing Services Inc. 144A cv. deb.
                   6 1/4s, 2003                                                                      473,000
       184,000   Protection One, Inc. cv. sr. sub. notes 6 3/4s, 2003                                213,210
                                                                                              --------------
                                                                                                   1,866,060

Electronics and Electrical Equipment (0.5%)
------------------------------------------------------------------------------------------------------------
       130,000   Dovatron International cv. sub. notes 6s, 2002                                      188,500
       330,000   Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                      280,500
       150,000   Integrated Process Equipment Corp. 144A cv. sub. notes
                   6 1/4s, 2004                                                                      132,750
       350,000   Lam Research Corp. 144A cv. sub. notes 5s, 2002                                     304,063
       200,000   Lernout & Hauspie Speech Products N.V.
                   144A cv. sub. notes 8s, 2001 (Belgium)                                            496,000
       680,000   Motorola, Inc. cv. sub. deb. LYON zero %, 2013                                      538,900
        10,000   National Semiconductor Corp. 144A cv. deb. 6 1/2s, 2002                              10,863
        15,000   Photronics, Inc. cv. sub. notes 6s, 2004                                             15,881
       184,000   SCI Systems, Inc. cv. sub. notes 5s, 2006                                           339,940
       150,000   Solectron Corp. 144A cv. sub. notes 6s, 2006                                        196,688
       340,000   Thermo Instrument Systems, Inc. 144A cv. deb. 4 1/2s, 2003                          355,300
       282,000   Thermo Optek Corp. 144A cv. bonds 5s, 2000                                          321,480
        30,000   VLSI Technology, Inc. cv. sub. notes 8 1/4s, 2005                                    30,525
       250,000   Xilinx, Inc. 144A cv. sub. notes 5 1/4s, 2002                                       248,125
                                                                                              --------------
                                                                                                   3,459,515

Environmental Control (0.1%)
------------------------------------------------------------------------------------------------------------
       255,000   Thermo Terratech, Inc. 144A cv. sub. deb. 4 5/8s, 2003                              231,731
       200,000   USA Waste Services, Inc. cv. sub. notes 4s, 2002                                    210,500
       250,000   WMX Technologies, Inc. cv. sub. notes 2s, 2005                                      207,500
                                                                                              --------------
                                                                                                     649,731

Food and Beverages (--%)
------------------------------------------------------------------------------------------------------------
       260,000   Grand Metropolitan PLC cv. unsub. 6 1/2s, 2000                                      336,700

Health Care (0.4%)
------------------------------------------------------------------------------------------------------------
       700,000   Alza Corp. cv. sub. LYON zero %, 2014                                               297,500
       200,000   Integrated Health Services cv. sr. sub. deb 5 3/4s, 2001                            215,500
       300,000   NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                                           286,125
       175,000   PhyMatrix, Inc. cv. sub. deb. 6 3/4s, 2003                                          154,000
       300,000   Renal Treatment Centers, Inc. cv. sub. notes 5 5/8s, 2006                           338,250
       200,000   Renal Treatment Centers, Inc. 144A cv. sub. notes 5 5/8s, 2006                      225,500
       250,000   Rotech Medical Corp. 144A cv. sub. deb. 5 1/4s, 2003                                248,438
       110,000   Tenet Health Care Corp. cv. sub. notes 6s, 2005                                     109,313
       200,000   U.S. Diagnostic Laboratories, Inc. 144A cv. sub. deb. 9s, 2003                      196,000
       200,000   Uromed Corp. 144A cv. sub. notes 6s, 2003                                           143,250
                                                                                              --------------
                                                                                                   2,213,876
Insurance and Finance (0.2%)
------------------------------------------------------------------------------------------------------------
       420,000   Mitsubishi Bank Ltd. International Finance cv. trust gtd. notes 3s,
                   2002 (Japan)                                                                      405,300
       425,000   Mutual Risk Management 144A cv. sub. deb. zero %, 2015                              244,906
       700,000   USF&G Corp. cv. sub. notes zero %, 2009                                             463,750
                                                                                              --------------
                                                                                                   1,113,956

Metals and Mining (--%)
------------------------------------------------------------------------------------------------------------
       200,000   Quanex Corp. cv. sub. deb. 6.88s, 2007                                              206,250

Oil and Gas (0.4%)
------------------------------------------------------------------------------------------------------------
       325,000   Apache Corp. 144A cv. sub. deb. 6s, 2002                                            443,625
       500,000   Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                                   587,500
       350,000   Offshore Logistics, Inc. cv. sub. notes 6s, 2003                                    395,500
       300,000   Parker Drilling Co. cv. sub. notes 5 1/2s, 2004                                     357,000
       100,000   Pennzoil Co. cv. deb. 4 3/4s, 2003                                                  140,000
       125,000   Pennzoil Co. cv. sub. deb. 6 1/2s, 2003                                             244,844
       100,000   Pride Petroleum Services, Inc. cv. sub. deb. 6 1/4s, 2006                           283,125
       350,000   Swift Energy Co. cv. sub. notes 6 1/4s, 2006                                        385,000
                                                                                              --------------
                                                                                                   2,836,594

Paper and Forest Products (0.1%)
------------------------------------------------------------------------------------------------------------
        25,000   APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                   (United Kingdom)                                                                   23,500
       300,000   Stone Container Corp. cv. sr. sub. notes 8 7/8s, 2000                               375,750
                                                                                              --------------
                                                                                                     399,250

Pharmaceuticals (0.1%)
------------------------------------------------------------------------------------------------------------
       100,000   Nabi, Inc. 144A cv. sub. notes 6 1/2s, 2003                                          79,000
       300,000   Roche Holdings, Inc. 144A cv. unsub. LYON zero %, 2010
                   (Switzerland)                                                                     150,750
       275,000   Sandoz Capital BVI Ltd. 144A cv. company guaranty 2s, 2002
                   (Switzerland)                                                                     409,063
                                                                                              --------------
                                                                                                     638,813

Publishing (--%)
------------------------------------------------------------------------------------------------------------
       750,000   Hollinger, Inc. cv. LYON zero %, 2013                                               287,813

Real Estate (--%)
------------------------------------------------------------------------------------------------------------
       150,000   Malan Realty Investors cv. sub. notes 9 1/2s, 2004 (R)                              156,938

Retail (0.2%)
------------------------------------------------------------------------------------------------------------
        30,000   Einstein/Noah Bagel Corp. 144A cv. sub. deb. 7 1/4s, 2004                            24,263
       220,000   Federated Department Stores, Inc. cv. notes 5s, 2003                                299,200
       180,000   Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                   182,700
       700,000   Office Depot, Inc. cv. LYON zero %, 2007                                            454,125
       195,000   Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003                                    316,388
                                                                                              --------------
                                                                                                   1,276,676
Satellite Services (--%)
------------------------------------------------------------------------------------------------------------
       200,000   Gilat Satellite Networks Ltd. cv. sub. notes 6 1/2s, 2004 (Israel)                  197,500

Telecommunications (0.2%)
------------------------------------------------------------------------------------------------------------
       325,000   3Com Corp. 144A cv. sub. notes 10 1/4s, 2001                                        417,625
       250,000   MIDCOM Communications, Inc. 144A cv. sub. deb. 8 1/4s, 2003                         186,563
       800,000   Rogers Communications cv. deb. 2s, 2005                                             473,000
       250,000   SmarTalk Teleservices, Inc. 144A cv. sub. notes 5 3/4s, 2004                        261,563
                                                                                              --------------
                                                                                                   1,338,751

Transportation (0.1%)
------------------------------------------------------------------------------------------------------------
       200,000   British Airport Authority 144A cv. bonds 5 3/4s, 2006
                   (United Kingdom)                                                                  360,104
       250,000   Continental Airlines, Inc. cv. sub. deb. 6 3/4s, 2006                               387,813
                                                                                              --------------
                                                                                                     747,917
                                                                                              --------------
                 Total Convertible Bonds and Notes (cost $21,384,527)                         $   23,019,886

CONVERTIBLE PREFERRED STOCKS (2.4%) *
NUMBER OF SHARES                                                                                       VALUE

Basic Industrial Products (0.1%)
------------------------------------------------------------------------------------------------------------
         2,400   Case Corp. $4.50 cv. pfd.                                                    $      343,920

Broadcasting (0.2%)
------------------------------------------------------------------------------------------------------------
         3,500   Chancellor Broadcasting Corp. 144A $3.50 cv. pfd.                                   288,313
         3,650   Evergreen Media Corp. 144A $3.00 cv. pfd.                                           225,844
         1,500   Granite Broadcasting $1.938 cv. pfd.                                                 74,438
         8,500   Sinclair Broadcast Group, Inc. $3.00 cv. pfd.                                       418,625
                                                                                              --------------
                                                                                                   1,007,220

Computer Services and Software (0.1%)
------------------------------------------------------------------------------------------------------------
         7,800   Vanstar Financial Trust Corp. 144A $3.375 cv. cum. pfd.                             306,150
         8,460   Wang Laboratories, Inc. Ser. B, $3.25 cv. pfd.                                      445,208
                                                                                              --------------
                                                                                                     751,358

Consumer Non Durables (--%)
------------------------------------------------------------------------------------------------------------
        10,600   DIMON, Inc. 8.50% cv. pfd.                                                          265,000

Consumer Services (--%)
------------------------------------------------------------------------------------------------------------
         5,500   Metromedia International Group, Inc. $3.625 cv. cum. pfd.                           281,875

Environmental Control (--%)
------------------------------------------------------------------------------------------------------------
         8,500   Browning-Ferris Industries, Inc. $7.25 cv. pfd.                                     272,000

Food and Beverages (0.1%)
------------------------------------------------------------------------------------------------------------
         5,650   Chiquita Brands International, Inc. Ser. B, $3.75 cv. cum. pfd.                     360,541

Hospital Management and Medical Services (0.1%)
------------------------------------------------------------------------------------------------------------
        13,500   MedPartners, Inc. 6.50% cv. pfd.                                                    330,750

Insurance and Finance (0.8%)
------------------------------------------------------------------------------------------------------------
         3,100   Aetna Inc. $6.25 cv. pfd.                                                           224,425
         4,850   Ahmanson (H.F.) & Co. $3.00 cv. cum. pfd.                                           586,850
         5,700   American Bankers Insurance Group, Inc. Ser. B, $3.125 cv. pfd.                      450,300
         6,550   American General Delaware Corp. $3.00 cv. cum. pfd.                                 435,575
         5,000   Banc One Corp. Ser. C, $3.50 cv. cum. pfd.                                          502,188
         6,300   CalEnergy Capital Trust $3.125 cv. cum. pfd.                                        403,988
         1,700   CalEnergy Capital Trust 144A $3.125 cv. cum. pfd.                                   109,013
         4,500   Devon Financing Trust $3.25 cv. pfd.                                                366,750
         7,123   Finova Finance Trust $2.75 cv. cum. pfd.                                            434,503
         4,700   Matewan Bancshares, Inc. Ser. A, $3.75 cv. cum. pfd.                                126,313
         5,300   Penncorp Financial Group, Inc. 144A $3.50 cv. cum. pfd.                             288,850
         7,300   Sovereign Bancorp Inc. $3.125 cv. cum. pfd.                                         777,450
         4,750   St. Paul Capital LLC $3.00 cv. cum. pfd.                                            332,500
         5,000   Timet Capital Trust I 144A $3.312 cv. pfd.                                          260,000
         5,500   Union Planters Corp. Ser. E, $2.00 cv. cum. pfd.                                    403,563
                                                                                              --------------
                                                                                                   5,702,268

Metals and Mining (0.3%)
------------------------------------------------------------------------------------------------------------
        74,900   Freeport-McMoRan Copper Co., Inc. $1.75 cv. pfd.                                  1,891,225
         1,575   Titanium Metals Corp. $3.313 cv. pfd.                                                81,900
                                                                                              --------------
                                                                                                   1,973,125

Oil and Gas (0.1%)
------------------------------------------------------------------------------------------------------------
         5,986   Neuvo Energy Ser. A, $2.875 cv. pfd.                                                299,300
         3,000   Occidental Petroleum Corp. 144A $3.875 cv. pfd.                                     186,375
         7,750   Tosco Financing Trust 144A $2.875 cv. pfd.                                          448,531
                                                                                              --------------
                                                                                                     934,206

Paper and Forest Products (0.1%)
------------------------------------------------------------------------------------------------------------
         9,300   International Paper Co. $2.625 cv. pfd.                                             471,975

REITs (Real Estate Investment Trust) (0.1%)
------------------------------------------------------------------------------------------------------------
        15,900   Equity Residential Property Ser. E, $1.75 cv. pfd.                                  453,150
         8,300   Insignia Financial Group, Inc. 144A $3.25 cv. pfd.                                  418,113
                                                                                              --------------
                                                                                                     871,263
Retail (0.2%)
------------------------------------------------------------------------------------------------------------
         8,000   Ann Taylor Finance Trust $4.25 cv. cum. pfd.                                        385,000
        14,300   K mart Financing I $3.875 cv. cum. pfd.                                             814,206
                                                                                              --------------
                                                                                                   1,199,206

Telecommunications (0.1%)
------------------------------------------------------------------------------------------------------------
         6,150   AirTouch Communications, Inc. Ser. C, $2.125 cv. cum. pfd.                          369,000
         7,000   Intermedia Communications, Inc. Ser. D, $1.75 cv. pfd.                              227,500
         5,000   Tele-Communications (TCI Group) Ser. A, $2.125 cv. pfd.                             277,500
                                                                                              --------------
                                                                                                     874,000

Transportation (0.1%)
------------------------------------------------------------------------------------------------------------
         5,100   Hvide Capital Trust 144A $3.25 cv. pfd.                                             341,700
                                                                                              --------------
                 Total Convertible Preferred Stocks (cost $14,252,993)                        $   15,980,407

COLLATERALIZED MORTGAGE OBLIGATIONS (2.0%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $  775,031   Chase Mortgage Finance Corp. Ser. 93-3, Class B13, 7.461s
                   October 30, 2024                                                           $      632,377
                 Housing Securities Inc.
       567,966     Ser. 91-B, Class B6, 9s August 25, 2006                                           568,676
       467,133     Ser. 93-F, Class F9M2, 7s, September 25, 2023                                     455,454
       180,715     Ser. 93-J, Class J4, 6.66s January 25, 2009                                       169,872
        82,143     Ser. 93-J, Class J5, 6.66s January 25, 2009                                        68,384
       145,659     Ser. 94-1, Class AB1, 6 1/2s March 25, 2009                                       135,599
                 Prudential Home Mortgage Securities
       669,644     Ser. 94-A, Class 4B, 7 1/2s, June 25, 2007                                        623,606
       729,129     Ser. 94-D, Class B4, 6.312s, August 28, 2009                                      645,849
                 Prudential Home Mortgage Securities 144A
       706,869     Ser. 92-25, Class B3, 8s, August 25, 2022 (In default) +                          685,663
     2,087,933     Ser. 93-D, Class 2B, 7.108s June 28, 2023                                       2,090,869
     1,025,080     Ser. 93-E, Class 5B, 7.393s July 28, 2023                                         799,882
       188,163     Ser. 94-31, Class B3, 8s November 25, 2009                                        188,398
     2,151,805     Ser. 94-A, Class 4B, 6.802s April 28, 2024                                      2,091,286
       523,257     Ser. 94-D, Class 3B, 6.311s, August 28, 2009                                      494,887
     2,245,095     Ser. 95-C, Class B1, 7.815s October 28, 2001                                    2,247,901
     1,665,906   Securitized Asset Sales, Inc. Ser. 93-J, Class 2B, 6.807s
                   December 30, 2023                                                               1,618,532
                                                                                              --------------
                 Total Collateralized Mortgage Obligations
                   (cost $12,040,338)                                                         $   13,517,235

MUNICIPAL BONDS AND NOTES (0.2%) *(cost $1,205,000)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$    1,205,000   NJ Econ. Dev. Auth. MBIA Rev. Bonds, Ser. A,
                   7.425s, 2/15/29                                             Aaa            $    1,287,217

BRADY BONDS (0.2%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$       14,280   Argentina (Republic of) deb. FRB 6.688s, 2005                                $       12,174
        14,230   Brazil (Government of) 6.688s, Ser. EI-L, 2006                                       11,153
     1,441,000   Philippines (Central Bank of) bonds 5 3/4s, 2017                                  1,192,428
                                                                                              --------------
                 Total Brady Bonds (cost $1,280,864)                                          $    1,215,755

PREFERRED STOCKS (0.1%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         1,000   AmeriKing, Inc. $3.25 pfd. [2 DBL. DAGGERS]                                  $       27,000
             6   Anvil Holdings 144A Ser. B, $3.25 pfd. [2 DBL. DAGGERS]                                 150
           975   Cablevision Systems Corp. Ser. M, $11.125 dep. shs. cum. pfd. [2 DBL. DAGGERS]      107,006
           100   Capstar Broadcasting $12.00 pfd. [2 DBL. DAGGERS]                                    10,950
           430   Chancellor Media Corp. $12.00 pfd. [2 DBL. DAGGERS]                                  49,880
           315   Chevy Chase Capital Corp. Ser. A, $5.19 pfd.                                         16,065
            25   Echostar Communications Corp. 144A 12.125% pfd. [2 DBL. DAGGERS]                     25,625
         2,156   El Paso Electric Co. $11.40 pfd [2 DBL. DAGGERS]                                    232,848
            55   Fresenius Medical Care AG Ser. D, $9.00 pfd. (Germany)                               57,200
         1,100   Nextlink Communications, Inc. 144A $7.00 cum. pfd.                                   64,900
         1,045   SFX Broadcasting, Inc. Ser. E, $12.625 cum. pfd. [2 DBL. DAGGERS]                   120,698
           200   Time Warner Inc. Ser. M, $10.25 pfd.                                                230,000
                                                                                              --------------
                 Total Preferred Stocks (cost $904,364)                                       $      942,322

UNITS (--%)*
NUMBER OF UNITS                                                                                        VALUE
------------------------------------------------------------------------------------------------------------
           225   Cellnet Data Systems, Inc. 144A units stepped-coupon zero %
                   (14s, 10/01/02), 2007 ++                                                   $      114,293
            40   Colt Telecommunications Group PLC units stepped-coupon
                   zero % (12s, 12/15/01), 2006 (United Kingdom) ++                                   30,000
            95   Fitzgerald Gaming Co. units 13s, 2002                                                90,725
             5   Hedstrom Holdings, Inc. units stepped-coupon zero %
                   (12s, 6/01/02), 2009 ++                                                             3,125
            85   Knology Holdings Inc. units stepped-coupon zero %
                   (11 7/8s, 10/15/02), 2007 ++                                                       46,750
            10   Stone Container Corp. units sr. sub. 12 1/4s, 2002                                   10,375
                                                                                              --------------
                 Total Units (cost $286,130)                                                  $      295,268

WARRANTS (--%)*+                                                               EXPIRATION
NUMBER OF WARRANTS                                                             DATE                    VALUE
------------------------------------------------------------------------------------------------------------
            40   Esat Holdings 144A (Ireland)                                  2/1/07         $          800
            40   Globalstar Telecom 144A                                       2/15/04                 4,000
           150   Intermedia Communications                                     6/1/00                 10,500
           900   Louisiana Casino Cruises, Inc. 144A                           12/1/98                45,000
            45   McCaw International Ltd.                                      4/15/07                    14
         1,100   Nextlink Communications, Inc. 144A                            2/1/09                     11
            65   Urohealth Systems Inc.                                        4/10/04                   325
                                                                                              --------------
                 Total Warrants (cost $12,413)                                                $       60,650

SHORT-TERM INVESTMENTS (2.0%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
TRL 191,850,000,000   Turkey Treasury bill zero%, September 16, 1998                          $      515,706
        $12,945,000   Interest in $269,350,000 joint repurchase agreement
                        dated October 31, 1997 with S.B.C. Warburg Inc.
                        due November 3, 1997 with respect to various
                        U.S. Treasury obligations -- maturity value of
                        $12,951,095 for an effective yield of 5.65%                               12,947,032
                                                                                              --------------
                 Total Short-Term Investments (cost $13,511,045)                              $   13,462,738
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $622,826,521) ***                                       693,454,097
------------------------------------------------------------------------------------------------------------

                  * Percentages indicated are based on net assets of
                    $676,769,975.

                *** The aggregate identified cost on a tax basis is
                    $623,346,386, resulting in gross unrealized appreciation and depreciation of $80,939,848 and $10,832,137, respectively, or net unrealized appreciation of $70,107,711.

                  + Non-income-producing security.

                 ++ The interest rate and date shown parenthetically
                    represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

                +++ A portion of the income will be received in additional securities.

      [DBL. DAGGER] Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 1997 was $25,062, or less than 0.1% of net assets.

   [2 DBL. DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

                  # A portion of this security was pledged and segregated
                    with the custodian to cover margin requirements for futures contracts as of October 31, 1997.

                 ## When-issued securities (Note 1).

[UPSIDE DOWN DELTA] This entity provided subcustodian services to the fund.

(R) Real Estate Investment Trust.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities (Note 1).

MBIA represents Municipal Bond Investors Assurance Corporation.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at October 31, 1997, which are subject to change based on the terms of the security.




----------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at October 31, 1997
(aggregate face value $49,666,438)
                                                                           Unrealized
                                    Market     Aggregate Face  Delivery    Appreciation/
                                    Value           Value      Date       (Depreciation)
----------------------------------------------------------------------------------------
Australian Dollars              $ 1,054,841     $1,129,136     12/17/97        $ (74,295)
Canadian Dollar                   5,201,909      5,363,317     12/17/97         (161,408)
Danish Krone                         68,460         66,828     12/17/97            1,632
Deutschemarks                    12,757,852     12,180,276     12/17/97          577,576
Indonesian Rupiah                 1,054,760      1,018,674     6/23/98            36,086
Indonesian Rupiah                 1,904,008      1,996,137     2/23/98           (92,129)
Italian Lira                      7,028,464      6,784,756     12/17/97          243,708
Japanese Yen                     11,420,070     11,426,054     12/17/97           (5,984)
Philippines Peso                    704,948        728,823     3/25/98           (23,875)
Polish Zloty                      1,071,967      1,131,739     6/5/98            (59,772)
Swedish Krona                     5,260,670      5,188,818     12/17/97           71,852
Swiss Franc                       1,559,215      1,501,655     12/17/97           57,560
Venezuelan Bolivar                  272,316        271,682     6/19/98               634
Venezuelan Bolivar                  901,609        878,543     6/5/98             23,066
----------------------------------------------------------------------------------------
                                                                               $ 594,651
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at October 31, 1997
(aggregate face value $48,021,220)
                                                                            Unrealized
                                    Market     Aggregate Face  Delivery    Appreciation/
                                    Value           Value      Date       (Depreciation)
----------------------------------------------------------------------------------------
Australian Dollars              $   774,327    $   824,390     12/17/97        $  50,063
British Pounds                    1,229,004      1,163,742     12/17/97          (65,262)
British Pounds                      247,702        234,393     6/5/98            (13,309)
Deutschemarks                    17,301,347     16,625,943     12/17/97         (675,404)
Deutschemarks                       896,823        846,995     6/5/98            (49,828)
Italian Lira                      7,153,045      6,889,589     12/17/97         (263,456)
Japanese Yen                        511,840        606,351     1/28/98            94,511
Japanese Yen                      5,521,343      5,503,247     12/17/97          (18,096)
New Zealand Dollar                7,675,048      7,840,159     12/17/97          165,111
South African Rand                6,018,706      6,091,503     12/17/97           72,797
Swiss Franc                       1,445,068      1,394,908     12/17/97          (50,160)
----------------------------------------------------------------------------------------
                                                                               $(753,033)
----------------------------------------------------------------------------------------

Futures Contracts Outstanding at October 31, 1997
                                                                            Unrealized
                                             Aggregate Face   Expiration   Appreciation/
                                Total Value       Value       Date        (Depreciation)
----------------------------------------------------------------------------------------
U.S. Treasury Note
10 yr (long)                    $ 5,140,500    $ 5,068,115     Dec 97          $  72,385
U.S. Treasury Note
20 yr (long)                     26,181,594     25,752,814     Dec 97            428,780
U.S. Treasury Note
5 yr (short)                     32,521,875     31,967,250     Dec 97           (554,625)
Japanese Government
Bond 10 yr (long)                 7,608,823      7,400,078     Dec 97            208,745
----------------------------------------------------------------------------------------
                                                                               $ 155,285
----------------------------------------------------------------------------------------

TBA Sale Commitments at October 31, 1997
(proceeds receivable $13,548,671)
                                                             Settlement           Market
Description                                Principal Amount     Date               Value
----------------------------------------------------------------------------------------
FNMA, 7s November 2027                       $10,394,000      11/19/97       $10,426,429
GNMA, 8.5s November 2027                       2,985,000      11/19/97         3,129,564
----------------------------------------------------------------------------------------
                                                                             $13,555,993
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
October 31, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $622,826,521) (Note 1)                                                $693,454,097
---------------------------------------------------------------------------------------------------
Cash                                                                                        204,656
---------------------------------------------------------------------------------------------------
Foreign currency                                                                            138,234
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         5,678,589
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,777,728
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           36,410,964
---------------------------------------------------------------------------------------------------
Receivable for variation margin                                                             233,377
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                            1,497,568
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                            591,063
---------------------------------------------------------------------------------------------------
Total assets                                                                            739,986,276

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         44,597,698
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  575,434
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,063,963
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  194,371
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                12,679
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                    915
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      201,623
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                               1,655,950
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                             1,235,207
---------------------------------------------------------------------------------------------------
TBA sales commitments at value (proceeds receivable $13,548,671)                         13,555,993
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      122,468
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        63,216,301
---------------------------------------------------------------------------------------------------
Net assets                                                                             $676,769,975

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $551,702,644
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                135,224
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment and foreign
currency transactions (Note 1)                                                           54,306,813
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                    70,625,294
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $676,769,975

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($585,623,751 divided by 50,992,225 shares)                                                  $11.48
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.48)*                                      $12.18
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($82,759,271 divided by 7,258,497 shares)**                                                  $11.40
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($8,386,953 divided by 733,352 shares)                                                       $11.44
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $11.44)*                                      $11.85
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.



Statement of operations
Year ended October 31, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                              $ 20,646,259
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $18,565)                                                9,069,533
--------------------------------------------------------------------------------------------------
Total investment income                                                                 29,715,792
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         3,880,624
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,522,739
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           22,955
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            11,205
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    1,357,602
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      583,680
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       42,723
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     23,558
--------------------------------------------------------------------------------------------------
Registration fees                                                                           41,217
--------------------------------------------------------------------------------------------------
Auditing                                                                                    45,626
--------------------------------------------------------------------------------------------------
Legal                                                                                        6,220
--------------------------------------------------------------------------------------------------
Total expenses                                                                           7,538,149
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (311,681)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             7,226,468
--------------------------------------------------------------------------------------------------
Net investment income                                                                   22,489,324
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        57,313,708
--------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                           (239,252)
--------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                        51,340
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions                                        (795,437)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                        (180,578)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures and
TBA sale commitments during the year                                                    24,997,060
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 81,146,841
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $103,636,165
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                                                                            Year ended October 31,
                                                                                      --------------------------------
                                                                                               1997               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   $22,489,324        $21,551,905
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                            56,330,359         31,284,046
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                             24,816,482         19,128,396
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    103,636,165         71,964,347
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
   From net investment income
      Class A                                                                           (19,923,868)       (20,586,838)
----------------------------------------------------------------------------------------------------------------------
      Class B                                                                            (1,699,007)          (777,109)
----------------------------------------------------------------------------------------------------------------------
      Class M                                                                              (173,862)           (67,607)
----------------------------------------------------------------------------------------------------------------------
   From net realized gain on investments
      Class A                                                                           (31,157,500)        (8,805,295)
----------------------------------------------------------------------------------------------------------------------
      Class B                                                                            (2,267,224)          (235,373)
----------------------------------------------------------------------------------------------------------------------
      Class M                                                                              (234,795)           (19,705)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        93,039,915         14,757,987
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            141,219,824         56,230,407

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                       535,550,151        479,319,744
----------------------------------------------------------------------------------------------------------------------
End of year including undistributed net investment
income of $135,224 and $212,078, respectively)                                         $676,769,975       $535,550,151
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
Per-share
operating performance                                                         Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.67            $9.84            $8.68            $9.28            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .42              .44              .45              .43              .45
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           1.46             1.01             1.17             (.49)             .99
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.88             1.45             1.62             (.06)            1.44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.40)            (.43)            (.46)            (.43)            (.45)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.67)            (.19)              --             (.11)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.07)            (.62)            (.46)            (.54)            (.66)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $11.48           $10.67            $9.84            $8.68            $9.28
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           18.87            15.31            19.32             (.61)           17.68
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $585,624         $496,882         $468,725         $455,299         $551,391
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.15             1.20             1.15             1.08             1.02
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            3.73             4.28             4.93             4.92             5.06
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             152.66           142.36           131.00           125.69           224.28
------------------------------------------------------------------------------------------------------------------------------------
Average commisssion
rate paid(c)                                       $.0512           $.0511
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended
    October 31, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 For the period
Per-share                                                                                                          Feb. 1, 1994+
operating performance                                                        Year ended October 31                   to Oct. 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $10.60            $9.80            $8.67            $9.31
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .35              .36              .38              .34
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            1.45             1.00             1.15             (.60)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.80             1.36             1.53             (.26)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.33)            (.37)            (.40)            (.27)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.67)            (.19)              --             (.11)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.00)            (.56)            (.40)            (.38)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $11.40           $10.60            $9.80            $8.67
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            18.11            14.36            18.25            (2.75)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $82,759          $35,118          $10,073           $4,196
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.90             1.97             1.91             1.34*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.98             3.51             4.09             3.20*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              152.66           142.36           131.00           125.69
------------------------------------------------------------------------------------------------------------------------------------
Average commisssion
rate paid(c)                                                        $.0512           $.0511
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended
    October 31, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 For the period
Per-share                                                                                                         Mar. 17, 1995+
operating performance                                                            Year ended October 31               to Oct. 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $10.63            $9.82            $8.88
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .36              .42              .25
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                             1.47              .98              .90
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  1.83             1.40             1.15
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.35)            (.40)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.67)            (.19)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (1.02)            (.59)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $11.44           $10.63            $9.82
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                             18.41            14.76            13.13*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $8,387           $3,551             $522
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                              1.65             1.72             1.09*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              3.23             3.74             2.76*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               152.66           142.36           131.00
------------------------------------------------------------------------------------------------------------------------------------
Average commisssion
rate paid (c)                                                                        $.0512           $.0511
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended
    October 31, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
October 31, 1997

Note 1
Significant accounting policies

Putnam Balanced Retirement Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current return by investing in a diversified portfolio of equity and debt securities, with a secondary objective of stability of principle.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations, such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity method.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuations" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended October 31, 1997, the fund had no borrowings against the line of credit.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of wash sales, market discount, realized and unrealized gains and losses on forward foreign currency contracts and currency gains and losses on foreign bonds. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 1997, the fund reclassified $769,441 to decrease undistributed net investment income and $24,725 to increase paid-in-capital, with an increase to accumulated net realized gain on investment and foreign currency transactions of $744,716. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.650% of the first $500 million of average net assets, 0.550% of the next $500 million, 0.500% of the next $500 million, 0.450% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.390% of the next $5 billion and 0.380% thereafter. Prior to February 20, 1997, any amount over $1.5 billion was based on a rate of 0.450%.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended October 31, 1997, fund expenses were reduced by $311,681 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the funds receive an annual Trustees fee of which $899 has been allocated to the fund and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the year ended October 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $181,505 and $8,508 from the sale of class A and class M shares, respectively and $74,732 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended October 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $117 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended October 31, 1997, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $552,714,795 and $474,628,238, respectively. Purchases and sales of U.S. government obligations aggregated $431,209,033 and $434,248,409, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                                    Contract        Premiums
                                     Amount         Received
------------------------------------------------------------
Written options
outstanding at
beginning of year                 $      --          $    --
------------------------------------------------------------
Options opened                    5,134,000           78,807

Options closed                   (5,134,000)         (78,807)
------------------------------------------------------------
Written option
outstanding at
end of year                       $      --          $    --
------------------------------------------------------------

Note 4
Capital shares

At October 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Year ended
                                        October 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       9,967,018     $108,022,258
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,382,364       35,489,762
------------------------------------------------------------
                                 13,349,382      143.512,020

Shares
repurchased                      (8,922,742)     (97,565,460)
------------------------------------------------------------
Net increase                      4,426,640     $ 45,946,560
------------------------------------------------------------

                                           Year ended
                                        October 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,867,101     $ 59,837,952
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,221,161       12,087,099
------------------------------------------------------------
                                  7,088,262       71,925,051

Shares
repurchased                      (8,157,622)     (83,150,218)
------------------------------------------------------------
Net decrease                     (1,069,360)    $(11,225,167)
------------------------------------------------------------

                                           Year ended
                                        October 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,602,648      $71,376,745
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       313,305        3,282,332
------------------------------------------------------------
                                  6,915,953       74,659,077

Shares
repurchased                      (2,969,623)     (31,940,101)
------------------------------------------------------------
Net increase                      3,946,330      $42,718,976
------------------------------------------------------------

                                           Year ended
                                        October 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,516,135      $66,142,610
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        36,408          359,575
------------------------------------------------------------
                                  6,552,543       66,502,185

Shares
repurchased                      (4,268,278)     (43,359,319)
------------------------------------------------------------
Net increase                      2,284,265      $23,142,866
------------------------------------------------------------

                                           Year ended
                                        October 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         480,548       $5,284,277
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        33,306          349,022
------------------------------------------------------------
                                    513,854        5,633,299

Shares
repurchased                        (114,446)      (1,258,920)
------------------------------------------------------------
Net increase                        399,408       $4,374,379
------------------------------------------------------------

                                           Year ended
                                        October 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         367,560       $3,738,317
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         2,485           24,710
------------------------------------------------------------
                                    370,045        3,763,027

Shares
repurchased                         (89,255)        (922,739)
------------------------------------------------------------
Net increase                        280,790       $2,840,288
------------------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $56,800,110 as capital gain for its taxable year ended October 31, 1997.

The fund has designated 21.5% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Thomas V. Reilly
Vice President

Edward P. Bousa
Vice President and Fund Manager

Charles G. Pohl
Vice President and Fund Manager

Kenneth J. Taubes
Vice President and Fund Manager

Robert M. Paine
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Balanced Retirement Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
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AN018-36862-034/243/908   12/97